Eaton Vance

Limited Duration Income Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 48.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.5%
Dynasty Acquisition Co., Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	553	$555,820
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)	172	172,212
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)	226	181,416
TransDigm, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	5,572	5,478,962
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	1,385	1,357,536
Wesco Aircraft Hardware Corp.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	992	986,916
WP CPP Holdings, LLC
Term Loan, 6.34%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	546	546,103

		$9,278,965

Automotive — 1.4%
Adient US, LLC
Term Loan, 6.87%, (USD LIBOR + 4.25%), Maturing May 6, 2024(4)	725	$708,537
American Axle and Manufacturing, Inc.
Term Loan, 4.72%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	3,477	3,408,457
Apro, LLC
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	289	289,612
Belron Finance US, LLC
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	591	591,362
Chassix, Inc.
Term Loan, 8.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	1,478	1,479,347
Dayco Products, LLC
Term Loan, 6.77%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	1,175	1,144,515
Garrett LX III S.a.r.l.
Term Loan, 4.82%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	298	293,466
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	2,258	2,224,458
IAA Spinco, Inc.
Term Loan, Maturing May 22, 2026(5)	600	603,000
L&W, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	842	824,670
Panther BF Aggregator 2 L.P.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	3,700	3,674,100
Tenneco, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	3,756	3,474,416
Thor Industries, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	1,374	1,357,081

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	914	$1,039,086
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		1,065	1,057,112
Tower Automotive Holdings USA, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,528	1,496,932

			$23,666,151

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc.
Term Loan, 5.17%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,905	$2,883,464
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		760	714,165
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	825,000

			$4,422,629

Brokerage/Securities Dealers/Investment Houses — 0.0%(6)
Advisor Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		596	$596,059
OZ Management L.P.
Term Loan, 7.19%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		154	154,000

			$750,059

Building and Development — 1.5%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		2,981	$2,942,477
Beacon Roofing Supply, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		642	635,274
Brookfield Property REIT, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,017	995,412
Core & Main L.P.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		1,187	1,186,013
CPG International, Inc.
Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		1,703	1,676,336
DTZ U.S. Borrower, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		5,856	5,846,205
Henry Company, LLC
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		2,316	2,315,046
NCI Building Systems, Inc.
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		794	774,135
Quikrete Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		3,005	2,957,623
RE/MAX International, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,228	2,225,009
Realogy Group, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		908	863,275
Summit Materials Companies I, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		690	686,914
Werner FinCo L.P.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		1,032	992,301

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		681	$682,664
Term Loan - Second Lien, 11.40%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,425	1,424,109

			$26,202,793

Business Equipment and Services — 4.4%
Acosta Holdco, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		1,545	$576,192
Adtalem Global Education, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		421	420,881
AlixPartners, LLP
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	773	880,698
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,496	2,493,852
Allied Universal Holdco, LLC
Term Loan, Maturing June 26, 2026(5)		137	137,244
Term Loan, Maturing June 26, 2026(5)		1,388	1,386,167
Altran Technologies S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	1,541	1,759,478
AppLovin Corporation
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		2,290	2,287,383
ASGN Incorporated
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		503	502,556
Belfor Holdings, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		475	478,563
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	1,675	1,921,070
Bracket Intermediate Holding Corp.
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		943	940,518
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.79%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		588	571,536
Camelot UK Holdco Limited
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,304	1,308,065
Ceridian HCM Holding, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		1,538	1,543,173
Change Healthcare Holdings, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		7,397	7,348,920
Crossmark Holdings, Inc.
DIP Loan, 9.90%, (1 mo. USD LIBOR + 7.50%), Maturing July 15, 2019		167	166,646
Term Loan, 0.00%, Maturing December 20, 2019(7)		1,958	695,236
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		1,421	1,405,724
EAB Global, Inc.
Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		1,407	1,399,272
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(7)		568	0
Term Loan, 0.00%, Maturing July 2, 2020(3)(7)		710	134,060
EIG Investors Corp.
Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		3,365	3,346,559
Element Materials Technology Group US Holdings, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		419	417,753
First Data Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		2,731	2,730,513

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garda World Security Corporation
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,161	$2,149,668
Term Loan, 6.26%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	1,005	759,387
Global Payments, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		1,039	1,039,877
IG Investment Holdings, LLC
Term Loan, 6.37%, (USD LIBOR + 4.00%), Maturing May 23, 2025(4)		2,925	2,903,301
IRI Holdings, Inc.
Term Loan, 7.02%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		1,617	1,615,864
Iron Mountain, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		913	888,889
J.D. Power and Associates
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		1,169	1,166,474
KAR Auction Services, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		572	572,138
Kronos Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		6,835	6,827,268
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,306	2,302,304
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		425	424,469
Monitronics International, Inc.
Term Loan, 10.00%, (USD Prime + 4.50%), Maturing September 30, 2022		2,392	2,285,840
PGX Holdings, Inc.
Term Loan, 7.66%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,482	1,408,317
Ping Identity Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		371	370,786
Pre-Paid Legal Services, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		458	457,500
Prime Security Services Borrower, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		1,728	1,718,721
Red Ventures, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		1,550	1,548,541
SMG US Midco 2, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		247	245,718
Solera, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		862	857,931
Spin Holdco, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,887	3,819,103
Tempo Acquisition, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		980	976,937
Trans Union, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		266	266,436
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		446	445,082
Vestcom Parent Holdings, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		603	575,442
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		306	305,391
West Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		347	319,863
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,207	1,127,943

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Worldpay, LLC
Term Loan, 4.14%, (USD LIBOR + 1.75%), Maturing August 9, 2024(4)		926	$926,466
ZPG PLC
Term Loan, 5.22%, (1 mo. GBP LIBOR + 4.50%), Maturing June 30, 2025	GBP	775	969,294

			$74,127,009

Cable and Satellite Television — 2.4%
Charter Communications Operating, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		4,986	$4,985,496
CSC Holdings, LLC
Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,984	3,928,756
Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,072	1,058,015
Term Loan, 4.89%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,361	1,347,801
MCC Iowa, LLC
Term Loan, 4.39%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		1,082	1,081,396
Mediacom Illinois, LLC
Term Loan, 4.14%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		623	619,608
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	515	567,182
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,107	2,012,185
Radiate Holdco, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,136	2,091,057
Telenet Financing USD, LLC
Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,725	2,699,736
Unitymedia Finance, LLC
Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,050	1,048,228
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,138,521
UPC Financing Partnership
Term Loan, 4.89%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,332	2,331,655
Virgin Media Bristol, LLC
Term Loan, 4.89%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		8,050	8,030,994
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,625	2,983,530
Ziggo Secured Finance Partnership
Term Loan, 4.89%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		4,150	4,072,474

			$39,996,634

Chemicals and Plastics — 2.7%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		681	$667,633
Aruba Investments, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		362	359,982
Ashland, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		613	611,925
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,823	2,795,213
Emerald Performance Materials, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		639	637,312
Term Loan - Second Lien, 10.15%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		725	712,916
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		342	339,558

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		349	$346,940
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		489	485,452
Flint Group GmbH
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		189	158,431
Flint Group US, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,144	958,376
Gemini HDPE, LLC
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		1,926	1,921,716
H.B. Fuller Company
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,982	1,952,619
Hexion, Inc.
DIP Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing October 1, 2020		375	375,464
Term Loan, Maturing June 25, 2026(5)		775	767,250
Term Loan, Maturing June 25, 2026(5)	EUR	1,575	1,792,052
Ineos Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,251	3,684,594
Ineos US Finance, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		1,576	1,558,598
Invictus U.S., LLC
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		518	515,198
Kraton Polymers, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		1,158	1,156,485
Messer Industries GmbH
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,621	1,599,663
Minerals Technologies, Inc.
Term Loan, 4.65%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		1,107	1,107,212
Momentive Performance Materials, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 16, 2024		475	472,328
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	973	1,107,962
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		713	709,100
Platform Specialty Products Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		672	670,646
PMHC II, Inc.
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		395	361,425
Polar US Borrower, LLC
Term Loan, 7.34%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		970	959,187
PQ Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,127	2,120,247
Spectrum Holdings III Corp.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		359	338,782
Starfruit Finco B.V.
Term Loan, 5.67%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		3,042	3,001,796
Tata Chemicals North America, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		1,019	1,017,940
Trinseo Materials Operating S.C.A.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024		2,792	2,765,738
Tronox Finance, LLC
Term Loan, 5.37%, (USD LIBOR + 3.00%), Maturing September 23, 2024(4)		3,377	3,346,279
Univar, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,376	2,372,579

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Venator Materials Corporation
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		418	$412,865
Versum Materials, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		705	705,282

			$44,866,745

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		262	$261,715

			$261,715

Containers and Glass Products — 1.5%
Berlin Packaging, LLC
Term Loan, 5.43%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		248	$240,926
Berry Global, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		961	955,426
Term Loan, Maturing May 15, 2026(5)	EUR	300	342,232
Term Loan, Maturing May 15, 2026(5)		1,000	994,773
BWAY Holding Company
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,584	2,500,447
Consolidated Container Company, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		442	436,615
Flex Acquisition Company, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		2,234	2,128,679
Term Loan, 5.69%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,525	1,452,296
Libbey Glass, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		975	775,754
Pelican Products, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		644	633,848
Reynolds Group Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		9,864	9,804,202
Ring Container Technologies Group, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		903	894,271
Trident TPI Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		838	795,512
Verallia Packaging S.A.S.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,575	1,792,211
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	1,500	1,707,567

			$25,454,759

Cosmetics/Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		2,115	$2,003,817

			$2,003,817

Drugs — 1.8%
Alkermes, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		1,124	$1,120,331
Amneal Pharmaceuticals, LLC
Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,712	3,694,590
Arbor Pharmaceuticals, Inc.
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,325	2,176,143

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bausch Health Companies, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,901	$5,904,758
Catalent Pharma Solutions, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		848	848,928
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.69%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,317	5,000,833
Horizon Pharma, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026		810	810,863
Jaguar Holding Company II
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,346	6,315,742
Mallinckrodt International Finance S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		3,705	3,340,180
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		624	562,177

			$29,774,545

Ecological Services and Equipment — 0.4%
Advanced Disposal Services, Inc.
Term Loan, 4.64%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,346	$2,346,162
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,287	1,229,085
GFL Environmental, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		2,550	2,511,069
Patriot Container Corp.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		148	148,495

			$6,234,811

Electronics/Electrical — 5.8%
Almonde, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		2,801	$2,734,874
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		3,101	3,080,975
Aptean, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		549	548,282
Term Loan - Second Lien, 10.83%, (3 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,450	1,435,500
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		842	841,554
Barracuda Networks, Inc.
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		970	970,158
Blackhawk Network Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		842	836,616
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	299	333,166
Banff Merger Sub, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,010	2,861,262
Canyon Valor Companies, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		1,707	1,696,214
Carbonite, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		450	451,781
Celestica, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		373	365,663
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		819	792,201

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CommScope, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,825	$1,825,228
CPI International, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		712	706,970
Cypress Semiconductor Corporation
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		1,168	1,168,629
Datto, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		375	378,750
DigiCert, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		1,188	1,186,166
Electro Rent Corporation
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,438	1,444,417
Energizer Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		574	572,487
Epicor Software Corporation
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		222	220,325
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		663	663,188
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		517	516,789
Financial & Risk US Holdings, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		1,219	1,184,051
Flexera Software, LLC
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		272	270,945
GlobalLogic Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		456	455,645
Go Daddy Operating Company, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024		4,709	4,714,592
Hyland Software, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		4,937	4,927,454
Infoblox, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,007	1,008,653
Infor (US), Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		8,910	8,890,028
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	345	394,435
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,674	3,680,870
MA FinanceCo., LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		4,336	4,299,018
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		533	524,028
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,473	1,326,899
Microchip Technology Incorporated
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,567	1,561,480
Mirion Technologies, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		399	400,642
MKS Instruments, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026		374	374,857
MTS Systems Corporation
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,349	1,349,447
Prometric Holdings, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		321	318,940

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Renaissance Holding Corp.
Term Loan, 5.73%, (2 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,287	$1,251,607
Term Loan - Second Lien, 9.48%, (2 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	200	191,500
Seattle Spinco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,602	3,538,888
SGS Cayman L.P.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	252	249,436
SkillSoft Corporation
Term Loan, 7.15%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	5,005	4,342,181
SolarWinds Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,182	1,177,075
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,306	1,302,727
SS&C Technologies, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,905	1,899,599
SurveyMonkey, Inc.
Term Loan, 6.14%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	728	725,104
Sutherland Global Services, Inc.
Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,082	1,071,563
Switch, Ltd.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	270	268,405
Tibco Software, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	612	613,325
Term Loan, Maturing June 11, 2026(5)	700	701,896
TriTech Software Systems
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	896	886,266
TTM Technologies, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	297	294,659
Uber Technologies
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,550	3,549,256
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	3,069	3,074,754
Ultimate Software Group, Inc. (The)
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,725	1,729,959
Ultra Clean Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	905	859,792
Verifone Systems, Inc.
Term Loan, 6.45%, (2 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	275	269,500
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	995	967,638
Veritas Bermuda, Ltd.
Term Loan, 6.89%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	2,679	2,437,741
Vero Parent, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	2,604	2,598,400
Wall Street Systems Delaware, Inc.
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	749	728,336
Western Digital Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	2,198	2,154,813

		$98,197,599

Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	1,169	$1,168,548
Delos Finance S.a.r.l.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	2,729	2,730,305

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flying Fortress, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		4,712	$4,714,192
IBC Capital Limited
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		617	616,673

			$9,229,718

Financial Intermediaries — 1.6%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		450	$447,176
Aretec Group, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		1,394	1,367,740
Blackstone Mortgage Trust, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026		400	402,000
Citco Funding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		3,986	3,983,102
Clipper Acquisitions Corp.
Term Loan, 4.18%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,256	1,243,316
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)		4,058	1,481,122
Donnelley Financial Solutions, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		440	438,803
EIG Management Company, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		272	272,581
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	857,556
FinCo. I, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		955	955,760
Focus Financial Partners, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		1,955	1,955,555
Franklin Square Holdings L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		546	547,240
Greenhill & Co., Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,225	1,222,958
GreenSky Holdings, LLC
Term Loan, 5.69%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,531	1,528,712
Guggenheim Partners, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		2,730	2,737,207
Harbourvest Partners, LLC
Term Loan, 4.75%, (2 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		1,136	1,131,717
LPL Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		1,568	1,566,599
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		113	112,928
Ocwen Loan Servicing, LLC
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing December 4, 2020		316	316,173
Sesac Holdco II, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		635	623,727
StepStone Group L.P.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		642	644,282
Victory Capital Holdings, Inc.
Term Loan, 7.25%, (USD Prime + 1.75%), Maturing February 12, 2025		292	291,849
Term Loan, Maturing July 1, 2026(5)		1,450	1,453,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Virtus Investment Partners, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		670	$669,178
Walker & Dunlop, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025		871	870,625

			$27,121,531

Food Products — 1.4%
Alphabet Holding Company, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,628	$2,487,742
Badger Buyer Corp.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		393	377,280
CHG PPC Parent, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		495	492,210
Del Monte Foods, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		3,749	2,668,737
Dole Food Company, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		1,900	1,858,675
Froneri International, Ltd.
Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing January 31, 2025	EUR	3,075	3,493,086
Hearthside Food Solutions, LLC
Term Loan, 6.09%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		767	750,707
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		473	468,490
High Liner Foods Incorporated
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		964	910,984
HLF Financing S.a.r.l.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		1,092	1,092,432
Jacobs Douwe Egberts International B.V.
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	421	481,797
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,787	1,785,477
JBS USA Lux S.A.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026		4,763	4,760,748
Nomad Foods Europe Midco Limited
Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,305	1,291,812
Post Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		1,116	1,112,364
Restaurant Technologies, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		224	223,735

			$24,256,276

Food Service — 1.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		7,480	$7,439,516
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		933	931,201
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.44%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		644	645,109
Dhanani Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		644	622,586
IRB Holding Corp.
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		2,005	1,985,426
KFC Holding Co.
Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		1,167	1,166,642

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
NPC International, Inc.
Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	983	$795,825
US Foods, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	864	859,394
Welbilt, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	1,767	1,744,792

		$16,190,491

Food/Drug Retailers — 0.4%
Albertsons, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	683	$683,617
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,201	3,202,972
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	2,650	2,640,822
Diplomat Pharmacy, Inc.
Term Loan, 6.91%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	500	460,000

		$6,987,411

Health Care — 4.4%
Acadia Healthcare Company, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	280	$279,041
Accelerated Health Systems, LLC
Term Loan, 5.92%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	572	575,701
ADMI Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	1,832	1,806,317
Akorn, Inc.
Term Loan, 9.44%, (1 mo. USD LIBOR + 7.00%), Maturing April 16, 2021	1,135	1,070,012
Alliance Healthcare Services, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	842	812,711
Term Loan - Second Lien, 12.40%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024	525	521,062
Argon Medical Devices, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	420	419,818
athenahealth, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	1,970	1,969,448
Avantor, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	1,287	1,290,870
BioClinica, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	780	737,100
BW NHHC Holdco, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	1,064	993,078
Carestream Dental Equipment, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	418	411,647
CHG Healthcare Services, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,719	3,706,004
Concentra, Inc.
Term Loan, 5.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	894	896,249
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	683	682,500
CPI Holdco, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	906	906,046
CryoLife, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	542	543,556

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CTC AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	903	$1,010,092
DaVita, Inc.
Term Loan, 5.14%, (1 week USD LIBOR + 2.75%), Maturing June 24, 2021		3,697	3,699,570
Envision Healthcare Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		4,826	4,201,419
Equian, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		710	709,633
Gentiva Health Services, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,534	2,538,788
GHX Ultimate Parent Corporation
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		958	944,803
Greatbatch Ltd.
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,220	1,223,652
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.64%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,934	3,927,729
Hanger, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,136	1,137,044
Inovalon Holdings, Inc.
Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,290	1,291,325
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		1,503	1,502,706
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		1,498	1,498,044
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		3,136	3,143,840
Medical Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		812	812,219
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		2,323	2,227,091
National Mentor Holdings, Inc.
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		28	27,946
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		446	448,799
Navicure, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024		838	833,402
One Call Corporation
Term Loan, 7.64%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		1,505	1,218,818
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.68%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		3,932	3,788,419
Parexel International Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		2,732	2,621,172
Phoenix Guarantor, Inc.
Term Loan, 6.92%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026		1,950	1,943,093
Press Ganey Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023		853	852,992
Prospect Medical Holdings, Inc.
Term Loan, 7.94%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024		985	931,826
Radiology Partners Holdings, LLC
Term Loan, 7.36%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)		624	624,266
RadNet, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023		1,906	1,901,731
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		1,747	1,744,903

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sotera Health Holdings, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		990	$980,018
Sound Inpatient Physicians
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		495	495,309
Surgery Center Holdings, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		1,081	1,046,526
Team Health Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		2,370	2,088,948
Tecomet, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		882	881,172
U.S. Anesthesia Partners, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		1,697	1,672,671
Verscend Holding Corp.
Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		1,588	1,592,208
Viant Medical Holdings, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		496	495,164
Wink Holdco, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		493	483,266

			$74,161,764

Home Furnishings — 0.3%
Bright Bidco B.V.
Term Loan, 5.85%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		1,766	$1,253,513
Serta Simmons Bedding, LLC
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		5,205	3,363,852

			$4,617,365

Industrial Equipment — 2.3%
AI Alpine AT Bidco GmbH
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		224	$220,797
Altra Industrial Motion Corp.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		758	745,414
Apex Tool Group, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,527	2,438,133
Carlisle Foodservice Products, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		272	262,429
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		1,530	1,519,966
CPM Holdings, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		323	320,141
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing March 28, 2026	EUR	375	430,753
Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026		475	472,625
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	323	367,698
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	808	919,248
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		931	928,264
DXP Enterprises, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		565	566,350
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,601	1,562,610
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		323	323,644
EWT Holdings III Corp.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,274	2,266,745

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	395	$452,523
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,728	1,726,582
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	449	513,069
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,046	1,048,905
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	978	1,105,779
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,971	4,951,574
Hayward Industries, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		491	482,346
LTI Holdings, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		471	446,392
Milacron, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,945	2,871,437
Pro Mach Group, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		247	238,080
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	87	99,049
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,788	2,045,674
Rexnord, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		3,105	3,105,463
Robertshaw US Holding Corp.
Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		1,037	959,109
Shape Technologies Group, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		248	238,064
Tank Holding Corp.
Term Loan, 6.63%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		500	500,860
Thermon Industries, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		329	329,812
Titan Acquisition Limited
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,135	2,998,143
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,100	1,260,713

			$38,718,391

Insurance — 1.8%
Alliant Holdings Intermediate, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,750	$2,677,890
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		475	469,538
AmWINS Group, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,253	3,234,343
Asurion, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		5,160	5,154,320
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,692	2,689,294
Term Loan - Second Lien, 8.90%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,750	2,792,397
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	550	626,578
FrontDoor, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		471	471,438

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hub International Limited
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		5,148	$5,028,149
NFP Corp.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,675	2,604,109
Sedgwick Claims Management Services, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,269	1,253,560
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,193	3,119,284

			$30,120,900

Leisure Goods/Activities/Movies — 2.4%
AMC Entertainment Holdings, Inc.
Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,870	$1,869,289
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing February 26, 2026	EUR	3,550	4,049,740
Ancestry.com Operations, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		4,288	4,282,214
Bombardier Recreational Products, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		5,328	5,261,422
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,117	1,086,333
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,959	1,816,542
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	913	1,037,372
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,788	1,760,883
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		725	709,954
Emerald Expositions Holding, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,204	1,187,807
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	850	969,435
Kasima, LLC
Term Loan, 4.99%, (2 mo. USD LIBOR + 2.50%), Maturing May 17, 2021		41	41,412
Lindblad Expeditions, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		469	471,072
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,875	1,884,288
Live Nation Entertainment, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		3,709	3,708,102
Match Group, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		974	976,433
Sabre GLBL, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,132	1,130,299
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		2,214	2,212,057
SRAM, LLC
Term Loan, 5.23%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		1,310	1,310,278
Steinway Musical Instruments, Inc.
Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		913	895,169
Travel Leaders Group, LLC
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		965	967,663
UFC Holdings, LLC
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		2,714	2,715,586

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vue International Bidco PLC
Term Loan, Maturing June 14, 2026(5)	EUR	657	$750,523
Term Loan, Maturing June 18, 2026(5)	EUR	118	133,637

			$41,227,510

Lodging and Casinos — 2.0%
Aimbridge Acquisition Co., Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		274	$275,684
Aristocrat Technologies, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,147	1,138,097
Azelis Finance S.A.
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	1,925	2,209,712
Boyd Gaming Corporation
Term Loan, 4.62%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		1,040	1,036,662
CityCenter Holdings, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,797	2,791,079
Eldorado Resorts, LLC
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		940	939,267
ESH Hospitality, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		2,088	2,084,134
Four Seasons Hotels Limited
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,073	1,071,579
Golden Nugget, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		3,595	3,569,560
GVC Holdings PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,350	1,535,564
Term Loan, 3.97%, (1 mo. GBP LIBOR + 3.25%), Maturing March 29, 2024	GBP	700	886,881
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		1,160	1,157,896
Hanjin International Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	545,875
Las Vegas Sands, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,111	1,104,500
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		2,274	2,263,678
Playa Resorts Holding B.V.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,676	2,569,878
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	975	1,118,512
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,836	3,840,816
VICI Properties 1, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,292,831
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,365	1,363,088

			$33,795,293

Nonferrous Metals/Minerals — 0.4%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		148	$121,353
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,450	1,404,374
Global Brass & Copper, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		997	996,788
Murray Energy Corporation
Term Loan, 9.77%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		2,267	1,570,100

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(7)		452	$1,977
Oxbow Carbon, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		648	650,737
Term Loan - Second Lien, 9.90%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		480	481,200
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,137,118

			$6,363,647

Oil and Gas — 1.0%
Ameriforge Group, Inc.
Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		741	$737,309
Apergy Corporation
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		289	288,615
Blackstone CQP Holdco L.P.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,025	1,027,563
Centurion Pipeline Company, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		274	274,309
CITGO Petroleum Corporation
Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		1,728	1,728,585
Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024		2,550	2,554,781
Delek US Holdings, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		594	588,554
Fieldwood Energy, LLC
Term Loan, 7.65%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,771	2,581,591
Matador Bidco S.a.r.l.
Term Loan, Maturing June 12, 2026(5)		575	574,821
McDermott Technology Americas, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing May 9, 2025		1,308	1,288,675
MEG Energy Corp.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		1,207	1,207,289
Prairie ECI Acquiror L.P.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		898	899,994
PSC Industrial Holdings Corp.
Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		788	786,851
Sheridan Investment Partners II, L.P.
Term Loan, 0.00%, Maturing December 16, 2020(7)		45	28,602
Term Loan, 0.00%, Maturing December 16, 2020(7)		122	76,693
Term Loan, 0.00%, Maturing December 16, 2020(7)		875	551,322
Sheridan Production Partners I, LLC
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		108	77,477
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		177	126,844
Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,339	957,255
Ultra Resources, Inc.
Term Loan, 6.40%, (6.15% cash (1 mo. USD LIBOR + 3.75%), 0.25% PIK), Maturing April 12, 2024		1,647	1,276,388

			$17,633,518

Publishing — 0.4%
Ascend Learning, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		1,204	$1,186,261

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Getty Images, Inc.
Term Loan, 6.94%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,095	$1,091,764
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	368	312,029
Lamar Media Corporation
Term Loan, 4.13%, (3 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	568	569,229
LSC Communications, Inc.
Term Loan, 7.87%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	924	907,707
Multi Color Corporation
Term Loan, 6.50%, (USD Prime + 1.00%), Maturing October 31, 2024	369	369,990
ProQuest, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,826	1,824,121
Tweddle Group, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	657	619,691

		$6,880,792

Radio and Television — 1.1%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	502	$461,447
Cumulus Media New Holdings, Inc.
Term Loan, 6.91%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,940	1,932,943
E.W. Scripps Company (The)
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	418	406,776
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2026	299	299,063
Entercom Media Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,149	1,150,745
Entravision Communications Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	959	925,053
Gray Television, Inc.
Term Loan, 4.68%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	278	277,381
Term Loan, 4.93%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	746	745,850
Hubbard Radio, LLC
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	878	877,226
iHeartCommunications, Inc.
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	783	785,229
Mission Broadcasting, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	36	35,427
Nexstar Broadcasting, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	108	107,099
Term Loan, Maturing June 20, 2026(5)	525	523,797
Sinclair Television Group, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	493	487,785
Townsquare Media, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,276	2,278,672
Univision Communications, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	7,656	7,302,255

		$18,596,748

Retailers (Except Food and Drug) — 1.3%
Ascena Retail Group, Inc.
Term Loan, 6.94%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	3,226	$2,127,263

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bass Pro Group, LLC
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,523	$1,457,667
BJ’s Wholesale Club, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	1,058	1,060,829
CDW, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,506	2,507,733
Coinamatic Canada, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	54	53,483
David’s Bridal, Inc.
Term Loan, 9.89%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	465	470,074
Term Loan, 10.39%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	1,769	1,397,133
Global Appliance, Inc.
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,045	1,038,278
Hoya Midco, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,097	2,075,554
J. Crew Group, Inc.
Term Loan, 5.42%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,733	2,866,650
LSF9 Atlantis Holdings, LLC
Term Loan, 8.42%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,093	1,021,487
PetSmart, Inc.
Term Loan, 6.67%, (1 mo. USD LIBOR + 4.25%), Maturing March 11, 2022	3,638	3,538,587
PFS Holding Corporation
Term Loan, 5.92%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,225	867,556
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	641	262,913
Radio Systems Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	466	461,427

		$21,206,634

Steel — 0.4%
Atkore International, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	412	$411,081
GrafTech Finance, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,781	2,736,991
Neenah Foundry Company
Term Loan, 8.91%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	779	770,950
Phoenix Services International, LLC
Term Loan, 6.16%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	888	888,965
Zekelman Industries, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,292	1,290,747

		$6,098,734

Surface Transport — 0.3%
1199169 B.C. Unlimited Liability Company
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	297	$298,828
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	394	392,689
Hertz Corporation (The)
Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	1,214	1,211,908
Kenan Advantage Group, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	129	124,691
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	424	410,036

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PODS, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		663	$654,624
Stena International S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,990	1,949,955
XPO Logistics, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	645,716

			$5,688,447

Telecommunications — 1.9%
CenturyLink, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,615	$5,489,925
Colorado Buyer, Inc.
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		931	869,903
Digicel International Finance Limited
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		860	752,229
eircom Finco S.a.r.l.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	1,529	1,741,581
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 23, 2026	EUR	575	654,803
Frontier Communications Corp.
Term Loan, 6.16%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,107	2,071,006
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,700	1,912,933
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,190	2,097,277
Intelsat Jackson Holdings S.A.
Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,500	1,508,625
IPC Corp.
Term Loan, 7.09%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,088	940,979
Level 3 Financing, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		700	695,115
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		831	693,781
Plantronics, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,333	1,326,819
Sprint Communications, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		4,032	3,978,426
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		796	790,024
Syniverse Holdings, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		1,062	984,157
Telesat Canada
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		5,443	5,391,060

			$31,898,643

Utilities — 1.1%
Brookfield WEC Holdings, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025		2,363	$2,364,602
Calpine Construction Finance Company L.P.
Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,764	2,747,209
Calpine Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		3,624	3,610,635
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026		925	924,422

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	141	$141,723
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	3,125	3,130,769
Lightstone Holdco, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	59	58,292
Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,045	1,033,518
Longview Power, LLC
Term Loan, 8.59%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	336	294,840
Talen Energy Supply, LLC
Term Loan, Maturing June 28, 2026(5)	775	767,250
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	791	792,243
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	800	800,750
USIC Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing December 8, 2023	198	196,007
Vistra Operations Company, LLC
Term Loan, 4.40%, (USD LIBOR + 2.00%), Maturing December 31, 2025(4)	1,043	1,043,329

		$17,905,589

Total Senior Floating-Rate Loans (identified cost $851,754,821)		$823,937,633

Corporate Bonds & Notes — 47.1%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.6%
Bombardier, Inc.
6.00%, 10/15/22(9)	4,999	$5,045,441
6.125%, 1/15/23(9)	1,286	1,306,897
7.875%, 4/15/27(9)	1,102	1,106,132
Booz Allen Hamilton, Inc.
5.125%, 5/1/25(9)	345	351,900
BWX Technologies, Inc.
5.375%, 7/15/26(9)	1,305	1,353,872
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	415	430,563
Lockheed Martin Corp.
3.55%, 1/15/26	960	1,020,960
Northrop Grumman Corp.
2.93%, 1/15/25	770	785,693
TransDigm UK Holdings PLC
6.875%, 5/15/26	725	735,422
TransDigm, Inc.
6.50%, 7/15/24	7,535	7,657,444
6.50%, 5/15/25	185	187,775
6.25%, 3/15/26(9)	2,408	2,525,390
6.375%, 6/15/26	670	680,888
7.50%, 3/15/27(9)	3,449	3,608,516

		$26,796,893

Security	Principal Amount* (000’s omitted)		Value
Air Transport — 0.1%
Azul Investments LLP
5.875%, 10/26/24(9)		1,030	$1,018,412

			$1,018,412

Automotive — 0.8%
Adient Global Holdings, Ltd.
3.50%, 8/15/24(10)	EUR	150	$142,624
Fiat Chrysler Finance Europe SA
4.75%, 3/22/21(10)	EUR	325	398,718
Garrett LX I S.a.r.l./Garrett Borrowing, LLC
5.125%, 10/15/26(10)	EUR	200	220,092
General Motors Co.
5.00%, 4/1/35		1,095	1,077,456
Gestamp Funding Luxembourg SA
3.50%, 5/15/23(10)	EUR	300	347,946
IHO Verwaltungs GmbH
6.00%, (6.00% cash or 6.75% PIK), 5/15/27(9)(11)		951	958,133
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(9)(11)		949	950,871
Navistar International Corp.
6.625%, 11/1/25(9)		3,015	3,173,287
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
4.375%, 5/15/26(10)	EUR	300	353,155
6.25%, 5/15/26(9)		1,671	1,739,929
8.50%, 5/15/27(9)		3,311	3,418,607
RAC Bond Co. PLC
5.00%, 11/6/22(10)	GBP	250	286,985
ZF North America Capital, Inc.
4.50%, 4/29/22(9)		392	399,510

			$13,467,313

Banks and Thrifts — 0.7%
Banco Comercial Portugues SA
4.50% to 12/7/22, 12/7/27(10)(12)	EUR	500	$576,956
Banco Mercantil del Norte SA/Grand Cayman
5.75% to 10/4/26, 10/4/31(9)(12)		1,160	1,135,362
Bank of America Corp.
4.443% to 1/20/47, 1/20/48(12)		580	658,886
Bank of Montreal
3.803% to 12/15/27, 12/15/32(12)		1,325	1,344,888
BBVA Bancomer SA
5.125% to 1/18/28, 1/18/33(9)(12)		1,515	1,463,490
Danske Bank A/S
5.375%, 1/12/24(9)		2,000	2,162,236
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,078,020
Flagstar Bancorp, Inc.
6.125%, 7/15/21		650	685,665
Goldman Sachs Group, Inc. (The)
4.75%, 10/21/45		575	660,167
HSBC Holdings PLC
5.25%, 3/14/44		665	779,763

Security	Principal Amount* (000’s omitted)		Value
Wells Fargo & Co.
3.584% to 5/22/27, 5/22/28(12)		1,500	$1,568,057

			$12,113,490

Beverage and Tobacco — 0.1%
Anheuser-Busch InBev Finance, Inc.
4.625%, 2/1/44		860	$922,404

			$922,404

Brokerage/Securities Dealers/Investment Houses — 0.2%
Alliance Data Systems Corp.
5.875%, 11/1/21(9)		1,620	$1,668,641
BP Capital Markets America, Inc.
3.017%, 1/16/27		1,000	1,021,780
Intrum Justitia AB
3.125%, 7/15/24(10)	EUR	400	461,947
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.875%, 4/15/45(9)		500	478,928

			$3,631,296

Building and Development — 1.2%
ADLER Real Estate AG
1.875%, 4/27/23(10)	EUR	500	$576,300
AT Securities B.V.
5.25% to 7/21/23(10)(12)(13)		500	491,438
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC
5.75%, 5/15/26(9)		1,592	1,645,730
Builders FirstSource, Inc.
5.625%, 9/1/24(9)		1,292	1,336,471
6.75%, 6/1/27(9)		318	337,080
DEMIRE Deutsche Mittelstand Real Estate AG
2.875%, 7/15/22(10)	EUR	400	462,375
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(9)		1,213	1,222,122
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(9)		1,731	1,769,947
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)		2,695	2,398,550
LSF9 Balta Issuer S.a.r.l.
7.75%, 9/15/22(10)	EUR	122	137,985
MDC Holdings, Inc.
6.00%, 1/15/43		982	923,080
Miller Homes Group Holdings PLC
5.50%, 10/15/24(10)	GBP	100	128,576
Owens Corning
3.40%, 8/15/26		310	302,058
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)		4,610	4,771,350
Standard Industries, Inc.
5.50%, 2/15/23(9)		140	144,200
6.00%, 10/15/25(9)		2,330	2,484,362
Taylor Morrison Communities, Inc.
5.875%, 6/15/27(9)		808	826,180

Security	Principal Amount* (000’s omitted)		Value
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24		280	$289,716

			$20,247,520

Business Equipment and Services — 1.2%
Allied Universal Holdco, LLC
6.625%, 7/15/26(9)(14)		580	$590,875
9.75%, 7/15/27(9)(14)		670	671,675
Arena Luxembourg Finance S.a.r.l.
2.75%, (3 mo. EURIBOR + 2.75%), 11/1/23(10)(15)	EUR	500	574,943
Carriage Services, Inc.
6.625%, 6/1/26(9)		1,025	1,055,750
EC Finance PLC
2.375%, 11/15/22(10)	EUR	500	581,399
EIG Investors Corp.
10.875%, 2/1/24		3,810	4,057,650
First Data Corp.
5.00%, 1/15/24(9)		815	835,477
KAR Auction Services, Inc.
5.125%, 6/1/25(9)		2,833	2,896,742
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(9)		1,024	1,077,325
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		4,075	4,385,719
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)		1,035	1,124,269
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(10)	GBP	350	465,275
4.375%, 11/15/25(9)		945	985,162
West Corp.
8.50%, 10/15/25(9)		1,286	1,131,680

			$20,433,941

Cable and Satellite Television — 2.2%
Altice France S.A.
7.375%, 5/1/26(9)		965	$991,538
8.125%, 2/1/27(9)		2,382	2,507,055
Cablevision Systems Corp.
8.00%, 4/15/20		635	657,435
5.875%, 9/15/22		1,085	1,151,456
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		707	719,001
5.75%, 1/15/24		1,980	2,029,252
5.875%, 4/1/24(9)		230	240,925
5.375%, 5/1/25(9)		3,605	3,735,681
5.75%, 2/15/26(9)		1,885	1,981,606
5.00%, 2/1/28(9)		1,755	1,796,594
5.375%, 6/1/29(9)		595	615,825
Comcast Corp.
3.999%, 11/1/49		780	822,266

Security	Principal Amount* (000’s omitted)		Value
CSC Holdings, LLC
6.75%, 11/15/21		2,780	$2,981,550
5.25%, 6/1/24		355	369,644
10.875%, 10/15/25(9)		2,816	3,234,894
5.50%, 5/15/26(9)		2,000	2,102,400
7.50%, 4/1/28(9)		619	682,633
6.50%, 2/1/29(9)		543	593,567
DISH DBS Corp.
6.75%, 6/1/21		410	431,525
5.875%, 7/15/22		2,395	2,439,906
5.875%, 11/15/24		530	503,500
7.75%, 7/1/26		454	446,055
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 1/15/25(10)	EUR	500	591,446
UPC Holding B.V.
5.50%, 1/15/28(9)		1,412	1,422,590
Virgin Media Secured Finance PLC
5.25%, 1/15/26(9)		1,937	1,992,127
Ziggo B.V.
4.25%, 1/15/27(10)	EUR	575	695,681
5.50%, 1/15/27(9)		1,432	1,463,805
Ziggo Bond Co., B.V.
6.00%, 1/15/27(9)		745	750,588

			$37,950,545

Chemicals and Plastics — 0.9%
Chemours Co. (The)
7.00%, 5/15/25		971	$1,017,122
4.00%, 5/15/26	EUR	200	228,417
5.375%, 5/15/27		3,698	3,540,835
Hexion, Inc.
7.875%, 7/15/27(9)(14)		667	672,003
Huntsman International, LLC
4.50%, 5/1/29		500	516,196
Monitchem HoldCo 2 S.A.
6.875%, 6/15/22(10)	EUR	400	458,333
Monitchem HoldCo 3 S.A.
5.25%, 6/15/21(10)	EUR	250	285,968
Nufarm Australia, Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26(9)		1,268	1,210,940
OCI N.V.
6.625%, 4/15/23(9)		215	224,675
SPCM S.A.
4.875%, 9/15/25(9)		1,356	1,366,170
Tronox, Inc.
6.50%, 4/15/26(9)		316	313,933
Valvoline, Inc.
5.50%, 7/15/24		375	389,625
Venator Finance S.a.r.l./Venator Materials, LLC
5.75%, 7/15/25(9)		835	769,244
Versum Materials, Inc.
5.50%, 9/30/24(9)		1,270	1,363,662

Security	Principal Amount* (000’s omitted)		Value
W.R. Grace & Co.
5.125%, 10/1/21(9)		2,170	$2,262,225
5.625%, 10/1/24(9)		490	530,425
Westlake Chemical Corp.
5.00%, 8/15/46		550	570,527

			$15,720,300

Clothing/Textiles — 0.3%
PrestigeBidCo GmbH
6.25%, 12/15/23(10)	EUR	265	$318,269
PVH Corp.
7.75%, 11/15/23		3,740	4,228,874
William Carter Co. (The)
5.625%, 3/15/27(9)		811	852,564

			$5,399,707

Commercial Services — 0.1%
Intertrust Group B.V.
3.375%, 11/15/25(10)	EUR	340	$411,194
IPD 3 B.V.
4.50%, 7/15/22(10)	EUR	475	554,383
Loxam SAS
2.875%, 4/15/26(10)	EUR	130	148,477
4.50%, 4/15/27(10)	EUR	125	142,047
Service Corp. International
5.125%, 6/1/29		795	840,712
Verisure Holding AB
3.50%, 5/15/23(10)	EUR	140	166,333
Verisure Midholding AB
5.75%, 12/1/23(10)	EUR	200	236,150

			$2,499,296

Computers — 0.2%
Apple, Inc.
3.75%, 11/13/47		500	$525,485
DXC Technology Co.
4.75%, 4/15/27		1,000	1,064,370
Seagate HDD Cayman
4.875%, 6/1/27		969	972,863

			$2,562,718

Conglomerates — 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/25		3,470	$3,621,812
TMS International Corp.
7.25%, 8/15/25(9)		1,047	1,015,590

			$4,637,402

Consumer Products — 0.1%
Central Garden & Pet Co.
6.125%, 11/15/23		575	$599,437
5.125%, 2/1/28		285	280,725

			$880,162

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(9)		375	$379,688
2.75%, 3/15/24(10)	EUR	500	587,383
7.25%, 5/15/24(9)		214	226,305
Ball Corp.
4.375%, 12/15/20		2,375	2,433,188
Berry Global Escrow Corp.
5.625%, 7/15/27(9)		540	562,950
Berry Global, Inc.
6.00%, 10/15/22		970	991,825
4.50%, 2/15/26(9)		440	435,050
Crown Americas, LLC/Crown Americas Capital Corp. V
4.25%, 9/30/26		660	675,675
Crown Americas, LLC/Crown Americas Capital Corp. VI
4.75%, 2/1/26		750	772,500
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)		980	1,060,654
6.375%, 8/15/25(9)		700	766,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		242	243,185
5.125%, 7/15/23(9)		1,015	1,036,569
7.00%, 7/15/24(9)		1,426	1,477,186
Smurfit Kappa Acquisitions ULC
2.375%, 2/1/24(10)	EUR	200	244,595
2.875%, 1/15/26(10)	EUR	100	124,029

			$12,017,282

Distribution & Wholesale — 0.1%
IAA, Inc.
5.50%, 6/15/27(9)		537	$559,823
LKQ Italia Bondco SpA
3.875%, 4/1/24(10)	EUR	375	473,135
Parts Europe SA
4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(10)(15)	EUR	335	383,199

			$1,416,157

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27		575	$572,235
Arrow Global Finance PLC
2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(10)(15)	EUR	250	271,601
Barclays PLC
5.088% to 6/20/29, 6/20/30(12)		2,000	2,046,840
BrightSphere Investment Group PLC
4.80%, 7/27/26		2,195	2,235,448
Cabot Financial Luxembourg II SA
6.375%, (3 mo. EURIBOR + 6.375%), 6/14/24(10)(15)	EUR	500	575,870
Credito Real SAB de CV SOFOM ER
9.50%, 2/7/26(9)		1,000	1,105,000
Discover Bank
4.682% to 8/9/23, 8/9/28(12)		1,000	1,037,160

Security	Principal Amount* (000’s omitted)		Value
GE Capital UK Funding Unlimited Co.
5.875%, 11/4/20	GBP	106	$142,313
Grupo KUO SAB de CV
5.75%, 7/7/27(9)		1,000	1,017,500
Louvre Bidco SAS
4.25%, 9/30/24(10)	EUR	390	439,072
LSF10 Wolverine Investments SCA
4.625%, (3 mo. EURIBOR + 4.625%), 3/15/24(10)(15)	EUR	200	229,978
UniCredit SpA
5.861% to 6/19/27, 6/19/32(9)(12)		715	685,393
7.296% to 4/2/29, 4/2/34(9)(12)		500	530,608
Unifin Financiera SAB de CV SOFOM ER
8.875% to 1/29/25(9)(12)(13)		248	228,782
7.375%, 2/12/26(9)		400	390,504

			$11,508,304

Drugs — 1.5%
Bausch Health Companies, Inc.
6.50%, 3/15/22(9)		2,419	$2,509,712
5.50%, 3/1/23(9)		264	267,102
5.875%, 5/15/23(9)		846	859,003
7.00%, 3/15/24(9)		3,810	4,058,031
6.125%, 4/15/25(9)		345	352,763
5.50%, 11/1/25(9)		2,880	3,013,200
9.00%, 12/15/25(9)		2,340	2,623,257
9.25%, 4/1/26(9)		670	751,271
8.50%, 1/31/27(9)		2,504	2,759,458
5.75%, 8/15/27(9)		412	434,034
7.00%, 1/15/28(9)		664	689,730
7.25%, 5/30/29(9)		544	567,120
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(9)		2,700	2,754,000
5.00%, 7/15/27(9)		370	377,400
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)		3,240	3,361,500

			$25,377,581

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(9)		1,405	$1,477,006
Clean Harbors, Inc.
5.125%, 6/1/21		900	902,250
4.875%, 7/15/27(9)(14)		551	561,387
5.125%, 7/15/29(9)(14)		332	339,470
Covanta Holding Corp.
5.875%, 3/1/24		1,900	1,961,750
5.875%, 7/1/25		860	897,625
GFL Environmental, Inc.
5.375%, 3/1/23(9)		1,695	1,686,525
7.00%, 6/1/26(9)		2,405	2,468,131
8.50%, 5/1/27(9)		2,204	2,377,565

Security	Principal Amount* (000’s omitted)		Value
Waste Pro USA, Inc.
5.50%, 2/15/26(9)		2,432	$2,498,880

			$15,170,589

Electric Utilities — 0.3%
Consolidated Edison Co. of New York, Inc.
4.125%, 5/15/49		800	$862,678
ContourGlobal Power Holdings SA
4.125%, 8/1/25(10)	EUR	390	471,740
Drax Finco PLC
4.25%, 5/1/22(10)	GBP	325	421,675
6.625%, 11/1/25(9)		806	827,819
Edison International
2.40%, 9/15/22		644	613,436
EDP – Energias de Portugal SA
4.496% to 4/30/24, 4/30/79(10)(12)	EUR	300	373,614
Engie Energia Chile SA
4.50%, 1/29/25(9)		1,652	1,741,892
TenneT Holding B.V.
2.995% to 6/1/24(10)(12)(13)	EUR	350	421,083

			$5,733,937

Electronics/Electrical — 1.6%
Avnet, Inc.
4.625%, 4/15/26		985	$1,030,661
Duke Energy Progress, LLC
3.45%, 3/15/29		1,000	1,054,665
Enel Finance International NV
3.625%, 5/25/27(9)		2,310	2,321,737
Energizer Gamma Acquisition B.V.
4.625%, 7/15/26(10)	EUR	155	184,933
Energizer Holdings, Inc.
6.375%, 7/15/26(9)		3,857	3,972,710
7.75%, 1/15/27(9)		829	899,324
Entegris, Inc.
4.625%, 2/10/26(9)		517	523,463
Exelon Corp.
5.625%, 6/15/35		819	987,753
Go Daddy Operating Co., LLC/GD Finance Co., Inc.
5.25%, 12/1/27(9)		945	981,619
Infor (US), Inc.
6.50%, 5/15/22		1,760	1,797,576
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	1,930,960
Jabil, Inc.
3.95%, 1/12/28		1,040	1,022,767
Marvell Technology Group, Ltd.
4.875%, 6/22/28		1,000	1,060,536
Microchip Technology, Inc.
4.333%, 6/1/23		527	549,102
Perusahaan Listrik Negara PT
5.25%, 10/24/42(10)		4,400	4,653,000

Security	Principal Amount* (000’s omitted)		Value
Resideo Funding, Inc.
6.125%, 11/1/26(9)		616	$642,180
Trimble, Inc.
4.90%, 6/15/28		967	1,036,457
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(9)		605	568,700
10.50%, 2/1/24(9)		524	451,950
Western Digital Corp.
4.75%, 2/15/26		1,058	1,040,596

			$26,710,689

Energy — 0.1%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23		950	$972,562
5.50%, 2/15/26		412	430,025

			$1,402,587

Engineering & Construction — 0.0%(6)
Abengoa Abenewco 2 SAU
1.50%, (0.25% cash, 1.25% PIK), 12/31/49(9)		377	$5,661

			$5,661

Entertainment — 0.1%
CPUK Finance, Ltd.
4.875%, 2/28/47(10)	GBP	485	$619,472
Entertainment One, Ltd.
4.625%, 7/15/26(10)	GBP	155	202,897
Merlin Entertainments PLC
5.75%, 6/15/26(9)		870	918,937
Pinewood Finance Co., Ltd.
3.75%, 12/1/23(10)	GBP	250	324,997

			$2,066,303

Equipment Leasing — 0.1%
Ashtead Capital, Inc.
4.125%, 8/15/25(9)		2,120	$2,157,100

			$2,157,100

Financial Intermediaries — 1.2%
CIT Group, Inc.
6.125%, 3/9/28		650	$741,000
Citigroup, Inc.
3.98% to 3/20/29, 3/20/30(12)		1,200	1,283,241
Credit Acceptance Corp.
7.375%, 3/15/23		925	963,156
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		2,385	2,456,550
6.375%, 12/15/25		820	839,106
6.25%, 5/15/26(9)		1,615	1,637,206
JPMorgan Chase & Co.
4.26% to 2/22/47, 2/22/48(12)		700	773,415
Series S, 6.75% to 2/1/24(12)(13)		3,325	3,677,267

Security	Principal Amount* (000’s omitted)		Value
KKR Group Finance Co. VI, LLC
3.75%, 7/1/29(9)(14)		1,000	$1,026,998
Navient Corp.
8.00%, 3/25/20		2,150	2,230,625
5.00%, 10/26/20		995	1,017,388
7.25%, 1/25/22		215	232,738
6.75%, 6/15/26		680	707,200
Springleaf Finance Corp.
7.125%, 3/15/26		998	1,092,511
Synchrony Financial
4.50%, 7/23/25		895	939,825
Synovus Financial Corp.
5.90% to 2/7/24, 2/7/29(12)		1,031	1,069,662
UPCB Finance IV, Ltd.
5.375%, 1/15/25(9)		200	206,062

			$20,893,950

Financial Services — 0.6%
Brookfield Finance, Inc.
4.70%, 9/20/47		1,050	$1,098,069
Debt and Asset Trading Corp.
1.00%, 10/10/25(10)		2,600	1,956,500
Deutsche Bank AG
4.25%, 2/4/21		2,295	2,315,525
Nordea Bank ABP
4.625% to 9/13/28, 9/13/33(9)(12)		1,000	1,056,176
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(9)		2,735	2,919,612
Yapi ve Kredi Bankasi AS
8.25%, 10/15/24(9)		1,500	1,524,097

			$10,869,979

Food Products — 0.7%
Dole Food Co., Inc.
7.25%, 6/15/25(9)		3,550	$3,452,375
Iceland Bondco PLC
5.071%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(15)	GBP	210	267,022
PepsiCo, Inc.
2.85%, 2/24/26		750	771,128
Post Holdings, Inc.
5.50%, 3/1/25(9)		1,680	1,740,900
8.00%, 7/15/25(9)		745	800,875
5.00%, 8/15/26(9)		2,275	2,314,813
5.625%, 1/15/28(9)		1,193	1,230,281
5.50%, 12/15/29(9)(14)		535	538,344
Smithfield Foods, Inc.
2.65%, 10/3/21(9)		550	542,147
Tesco PLC
6.125%, 2/24/22	GBP	200	284,204

			$11,942,089

Security	Principal Amount* (000’s omitted)		Value
Food Service — 0.7%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		2,410	$2,416,025
4.25%, 5/15/24(9)		2,720	2,757,400
5.00%, 10/15/25(9)		3,470	3,505,741
US Foods, Inc.
5.875%, 6/15/24(9)		2,560	2,640,000
Welbilt, Inc.
9.50%, 2/15/24		815	885,294

			$12,204,460

Forest Products — 0.0%(6)
Mercer International, Inc.
5.50%, 1/15/26		450	$449,438

			$449,438

Health Care — 3.9%
Abbott Laboratories
4.90%, 11/30/46		360	$444,039
Amgen, Inc.
2.60%, 8/19/26		840	827,411
Centene Corp.
4.75%, 5/15/22		870	891,750
6.125%, 2/15/24		200	209,750
4.75%, 1/15/25		2,450	2,535,039
5.375%, 6/1/26(9)		2,690	2,834,587
Charles River Laboratories International, Inc.
5.50%, 4/1/26(9)		545	574,866
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(9)(11)		1,461	1,471,957
7.75%, (7.75% cash or 8.50% PIK), 5/15/22(9)(11)		2,276	2,298,760
Gilead Sciences, Inc.
2.95%, 3/1/27		800	811,022
Grifols S.A.
3.20%, 5/1/25(10)	EUR	550	646,513
HCA Healthcare, Inc.
6.25%, 2/15/21		1,710	1,795,500
HCA, Inc.
6.50%, 2/15/20		3,215	3,289,110
7.50%, 2/15/22		2,930	3,237,650
5.00%, 3/15/24		675	735,812
5.875%, 2/15/26		2,705	2,995,787
5.375%, 9/1/26		1,610	1,738,800
5.625%, 9/1/28		1,990	2,159,150
5.875%, 2/1/29		1,076	1,180,910
Hologic, Inc.
4.375%, 10/15/25(9)		1,665	1,696,219
IQVIA, Inc.
3.25%, 3/15/25(10)	EUR	300	352,589
5.00%, 10/15/26(9)		850	884,000
5.00%, 5/15/27(9)		577	597,195

Security	Principal Amount* (000’s omitted)		Value
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(9)		1,230	$1,262,497
12.50%, 11/1/21(9)		2,480	2,737,300
Medtronic Global Holdings SCA
3.35%, 4/1/27		750	797,335
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)		6,957	6,558,364
Polaris Intermediate Corp.
8.50%, (8.50% cash or 9.25% PIK), 12/1/22(9)(11)		2,591	2,299,512
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.75%, 12/1/26(9)		828	869,400
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)		3,367	3,535,350
Synlab Bondco PLC
3.50%, (3 mo. EURIBOR + 3.50%), 7/1/22(10)(15)	EUR	580	662,003
Team Health Holdings, Inc.
6.375%, 2/1/25(9)		703	541,310
Teleflex, Inc.
5.25%, 6/15/24		790	812,466
4.625%, 11/15/27		1,055	1,089,288
Tenet Healthcare Corp.
6.00%, 10/1/20		2,435	2,520,225
8.125%, 4/1/22		2,040	2,149,650
6.75%, 6/15/23		325	327,438
UnitedHealth Group, Inc.
3.375%, 4/15/27		475	496,216
WellCare Health Plans, Inc.
5.25%, 4/1/25		2,775	2,903,344
5.375%, 8/15/26(9)		1,706	1,812,625

			$65,582,739

Home Furnishings — 0.1%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$998,806

			$998,806

Industrial Equipment — 0.2%
Colfax Escrow Corp.
6.00%, 2/15/24(9)		478	$507,278
6.375%, 2/15/26(9)		780	837,525
Harsco Corp.
5.75%, 7/31/27(9)		549	573,079
Orano SA
4.875%, 9/23/24	EUR	200	259,893
Wabtec Corp.
3.45%, 11/15/26		1,000	977,671

			$3,155,446

Insurance — 0.9%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)		5,430	$5,591,271

Security	Principal Amount* (000’s omitted)		Value
Ardonagh Midco 3 PLC
8.375%, 7/15/23(10)	GBP	200	$233,805
8.625%, 7/15/23(9)		1,433	1,354,185
Athene Holding, Ltd.
4.125%, 1/12/28		1,000	1,008,642
Berkshire Hathaway Energy Co.
4.50%, 2/1/45		680	766,374
GTCR AP Finance, Inc.
8.00%, 5/15/27(9)		824	830,180
Hub International, Ltd.
7.00%, 5/1/26(9)		2,479	2,519,284
Metropolitan Life Global Funding I
3.45%, 12/18/26(9)		975	1,026,596
Radian Group, Inc.
4.875%, 3/15/27		562	566,917
USI, Inc.
6.875%, 5/1/25(9)		948	940,890

			$14,838,144

Internet Software & Services — 0.7%
CDK Global, Inc.
5.25%, 5/15/29(9)		531	$550,913
eDreams Odigeo SA
5.50%, 9/1/23(10)	EUR	180	214,717
Netflix, Inc.
5.50%, 2/15/22		1,825	1,925,375
4.875%, 4/15/28		1,665	1,725,356
5.875%, 11/15/28		1,810	2,008,412
Oracle Corp.
3.25%, 11/15/27		1,180	1,236,107
Riverbed Technology, Inc.
8.875%, 3/1/23(9)		2,966	1,994,635
Symantec Corp.
5.00%, 4/15/25(9)		2,643	2,710,617
United Group B.V.
4.875%, 7/1/24(10)(14)	EUR	125	147,591

			$12,513,723

Leisure Goods/Activities/Movies — 1.2%
AMC Entertainment Holdings, Inc.
6.375%, 11/15/24	GBP	225	$279,786
5.875%, 11/15/26		710	639,000
6.125%, 5/15/27		2,545	2,277,775
Cedar Fair, L.P.
5.25%, 7/15/29(9)		526	537,835
Cinemark USA, Inc.
4.875%, 6/1/23		2,730	2,770,950
Dometic Group AB
3.00%, 5/8/26(10)	EUR	300	343,586
Mattel, Inc.
6.75%, 12/31/25(9)		3,044	3,139,125

Security	Principal Amount* (000’s omitted)		Value
National CineMedia, LLC
6.00%, 4/15/22		725	$734,063
NCL Corp., Ltd.
4.75%, 12/15/21(9)		1,086	1,103,647
Sabre GLBL, Inc.
5.375%, 4/15/23(9)		855	878,512
Viking Cruises, Ltd.
6.25%, 5/15/25(9)		1,690	1,749,150
5.875%, 9/15/27(9)		4,760	4,831,400
WMG Acquisition Corp.
3.625%, 10/15/26(10)	EUR	165	198,621

			$19,483,450

Lodging and Casinos — 2.3%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)		2,832	$2,839,080
Eldorado Resorts, Inc.
6.00%, 4/1/25		930	982,312
ESH Hospitality, Inc.
5.25%, 5/1/25(9)		1,260	1,294,650
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(9)		255	269,663
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,702,629
5.75%, 6/1/28		1,125	1,243,935
Golden Entertainment, Inc.
7.625%, 4/15/26(9)		557	570,925
Golden Nugget, Inc.
6.75%, 10/15/24(9)		2,526	2,608,095
8.75%, 10/1/25(9)		1,995	2,099,737
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24		1,410	1,434,675
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22(9)		766	823,450
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24		480	519,000
4.50%, 9/1/26		895	919,612
5.75%, 2/1/27(9)		573	618,124
MGM Resorts International
6.625%, 12/15/21		2,455	2,657,537
7.75%, 3/15/22		3,340	3,732,450
5.75%, 6/15/25		1,445	1,578,634
NH Hotel Group S.A.
3.75%, 10/1/23(10)	EUR	225	263,333
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,596	1,625,925
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(9)		3,930	4,165,800
Studio City Co., Ltd.
7.25%, 11/30/21(9)		845	875,631

Security	Principal Amount* (000’s omitted)		Value
TVL Finance PLC
(3 mo. GBP LIBOR + 5.375%), 7/15/25(10)(14)	GBP	300	$379,080
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		2,969	3,284,179
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(9)		1,523	1,530,615
Wynn Macau, Ltd.
5.50%, 10/1/27(9)		215	209,625

			$39,228,696

Machinery — 0.2%
Cloud Crane, LLC
10.125%, 8/1/24(9)		1,625	$1,750,937
Nvent Finance S.a.r.l.
4.55%, 4/15/28		1,000	1,016,450

			$2,767,387

Manufacturing — 0.2%
Novelis Corp.
6.25%, 8/15/24(9)		1,065	$1,119,272
5.875%, 9/30/26(9)		1,530	1,552,950

			$2,672,222

Media — 0.1%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24(9)		141	$131,130
MDC Partners, Inc.
6.50%, 5/1/24(9)		122	112,723
Nexstar Escrow, Inc.
5.625%, 7/15/27(9)(14)		797	818,918
Telenet Finance Luxembourg S.a.r.l.
3.50%, 3/1/28(10)	EUR	200	236,230

			$1,299,001

Metals/Mining — 0.4%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(9)		670	$711,038
7.00%, 9/30/26(9)		200	215,750
6.125%, 5/15/28(9)		970	1,016,075
Constellium N.V.
5.875%, 2/15/26(9)		1,205	1,241,150
Freeport-McMoRan, Inc.
5.40%, 11/14/34		775	742,062
5.45%, 3/15/43		1,258	1,157,360
Hudbay Minerals, Inc.
7.25%, 1/15/23(9)		1,015	1,049,256

			$6,132,691

Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp.
9.50%, 6/1/24(9)		537	$539,685

Security	Principal Amount* (000’s omitted)	Value
First Quantum Minerals, Ltd.
7.25%, 4/1/23(9)	1,851	$1,809,352
7.50%, 4/1/25(9)	1,559	1,490,794
6.875%, 3/1/26(9)	636	592,275
Gold Fields Orogen Holdings BVI, Ltd.
6.125%, 5/15/29(9)	1,000	1,100,000
New Gold, Inc.
6.25%, 11/15/22(9)	775	726,562
6.375%, 5/15/25(9)	695	578,588

		$6,837,256

Oil and Gas — 6.2%
Aker BP ASA
6.00%, 7/1/22(9)	150	$154,875
4.75%, 6/15/24(9)	1,106	1,142,719
5.875%, 3/31/25(9)	675	716,344
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24	216	231,120
5.50%, 5/20/25	880	930,600
Antero Resources Corp.
5.375%, 11/1/21	2,715	2,691,244
5.625%, 6/1/23	270	261,900
Apache Corp.
4.25%, 1/15/30	1,000	1,031,084
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(9)	862	916,866
7.00%, 11/1/26(9)	1,951	1,790,042
Berry Petroleum Co., LLC
7.00%, 2/15/26(9)	722	703,950
Brazos Valley Longhorn, LLC/Brazos Valley Longhorn Finance Corp.
6.875%, 2/1/25	2,394	2,262,330
Centennial Resource Production, LLC
5.375%, 1/15/26(9)	2,175	2,077,125
6.875%, 4/1/27(9)	1,604	1,628,060
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24	340	391,884
5.875%, 3/31/25	2,065	2,305,056
Cheniere Energy Partners, L.P.
5.25%, 10/1/25	1,590	1,649,625
5.625%, 10/1/26(9)	1,265	1,337,737
CrownRock, L.P./CrownRock Finance, Inc.
5.625%, 10/15/25(9)	4,165	4,180,619
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,412	5,524,299
Denbury Resources, Inc.
9.00%, 5/15/21(9)	173	171,270
Diamondback Energy, Inc.
4.75%, 11/1/24	490	504,700
5.375%, 5/31/25	1,235	1,299,837
Endeavor Energy Resources, L.P./EER Finance, Inc.
5.50%, 1/30/26(9)	1,045	1,088,106
5.75%, 1/30/28(9)	1,390	1,469,925

Security	Principal Amount* (000’s omitted)	Value
Energy Transfer Operating, L.P.
7.50%, 10/15/20	1,950	$2,068,789
5.875%, 1/15/24	875	973,200
Series A, 6.25% to 2/15/23(12)(13)	1,345	1,252,894
Eni SpA
4.75%, 9/12/28(9)	1,000	1,094,565
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 5/15/26(9)	630	565,425
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(9)	535	460,100
5.625%, 2/1/26(9)	1,716	1,394,250
Gran Tierra Energy International Holdings, Ltd.
6.25%, 2/15/25(9)	550	514,250
Gran Tierra Energy, Inc.
7.75%, 5/23/27(9)	1,000	985,500
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(9)	2,485	2,031,487
Gulfport Energy Corp.
6.625%, 5/1/23	2,085	1,803,525
6.00%, 10/15/24	1,175	913,563
Hilcorp Energy I, L.P./Hilcorp Finance Co.
5.75%, 10/1/25(9)	10	10,075
6.25%, 11/1/28(9)	1,387	1,402,604
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.00%, 8/1/24(9)	525	548,625
Jagged Peak Energy, LLC
5.875%, 5/1/26	507	501,930
Kinder Morgan Energy Partners, L.P.
4.70%, 11/1/42	460	467,792
Matador Resources Co.
5.875%, 9/15/26	2,220	2,253,300
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(9)	1,915	1,642,112
Nabors Industries, Inc.
5.75%, 2/1/25	426	379,673
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)	1,490	1,519,800
6.625%, 5/15/25(10)	450	459,000
Nine Energy Service, Inc.
8.75%, 11/1/23(9)	600	588,000
Oceaneering International, Inc.
4.65%, 11/15/24	1,915	1,886,275
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(9)	345	359,663
5.375%, 1/15/25(9)	1,240	1,277,200
5.25%, 8/15/25(9)	1,170	1,193,400
5.625%, 10/15/27(9)	923	969,150
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	1,310	1,288,757
PBF Holding Co., LLC/PBF Finance Corp.
7.00%, 11/15/23	730	761,032
7.25%, 6/15/25	3,219	3,383,974

Security	Principal Amount* (000’s omitted)	Value
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	$1,865,250
Petroleos Mexicanos
6.50%, 3/13/27	2,700	2,669,490
Precision Drilling Corp.
6.50%, 12/15/21	72	72,787
7.75%, 12/15/23	90	92,223
7.125%, 1/15/26(9)	500	486,250
QEP Resources, Inc.
5.625%, 3/1/26	288	272,160
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	935	971,181
Seven Generations Energy, Ltd.
6.875%, 6/30/23(9)	1,250	1,273,438
5.375%, 9/30/25(9)	1,710	1,652,287
Shelf Drilling Holdings, Ltd.
8.25%, 2/15/25(9)	2,715	2,519,520
Shell International Finance B.V.
3.75%, 9/12/46	400	423,633
SM Energy Co.
6.125%, 11/15/22	561	559,598
6.75%, 9/15/26	1,010	951,925
6.625%, 1/15/27	930	864,900
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.
5.50%, 1/15/28(9)	3,241	3,293,666
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
5.875%, 4/15/26	985	1,047,794
6.50%, 7/15/27(9)	566	618,355
6.875%, 1/15/29(9)	1,132	1,256,520
Tervita Escrow Corp.
7.625%, 12/1/21(9)	2,381	2,433,882
Transocean Guardian, Ltd.
5.875%, 1/15/24(9)	1,002	1,022,986
Transocean Pontus, Ltd.
6.125%, 8/1/25(9)	685	709,104
Transocean Poseidon, Ltd.
6.875%, 2/1/27(9)	294	311,456
Transocean, Inc.
7.25%, 11/1/25(9)	1,292	1,229,015
7.50%, 1/15/26(9)	523	500,773
Whiting Petroleum Corp.
5.75%, 3/15/21	650	650,813
6.25%, 4/1/23	65	65,163
6.625%, 1/15/26	912	884,070
Williams Cos., Inc. (The)
3.70%, 1/15/23	1,605	1,659,324
4.55%, 6/24/24	1,240	1,336,208
5.75%, 6/24/44	790	922,370
Woodside Finance, Ltd.
3.70%, 9/15/26(9)	1,000	1,016,730

		$105,044,098

Security	Principal Amount* (000’s omitted)		Value
Packaging & Containers — 0.1%
ARD Finance S.A.
7.125%, (7.125% cash or 7.875% PIK), 9/15/23(11)		708	$727,470
Guala Closures SpA
3.50%, (3 mo. EURIBOR + 3.50%), 4/15/24(10)(15)	EUR	200	231,514

			$958,984

Pharmaceuticals — 0.4%
AbbVie, Inc.
4.45%, 5/14/46		380	$373,421
CVS Health Corp.
4.78%, 3/25/38		2,245	2,343,623
Diocle SpA
3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(10)(15)	EUR	140	161,383
Pfizer, Inc.
2.95%, 3/15/24		1,000	1,031,165
Rossini S.a.r.l.
6.25%, (3 mo. EURIBOR + 6.25%), 10/30/25(10)(15)	EUR	300	351,722
6.75%, 10/30/25(10)	EUR	100	123,934
Teva Pharmaceutical Finance Netherlands III B.V.
6.00%, 4/15/24		2,500	2,367,187
Vizient, Inc.
6.25%, 5/15/27(9)		372	393,874

			$7,146,309

Pipelines — 0.4%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.
5.375%, 9/15/24		620	$619,225
5.75%, 3/1/27(9)		1,378	1,381,445
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
5.625%, 5/1/27(9)		1,060	1,060,000
EnLink Midstream, LLC
5.375%, 6/1/29		926	951,465
Enterprise Products Operating, LLC
4.45%, 2/15/43		400	418,075
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(10)		615	640,716
NGPL PipeCo, LLC
4.375%, 8/15/22(9)		340	351,900
Plains All American Pipeline, L.P.
Series B, 6.125% to 11/15/22(12)(13)		1,850	1,764,937
TransCanada PipeLines, Ltd.
4.75%, 5/15/38		390	427,811

			$7,615,574

Publishing — 0.3%
Laureate Education, Inc.
8.25%, 5/1/25(9)		4,048	$4,442,680
Tribune Media Co.
5.875%, 7/15/22		1,390	1,421,136

			$5,863,816

Security	Principal Amount* (000’s omitted)	Value
Radio and Television — 0.7%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	1,100	$1,130,250
Series B, 6.50%, 11/15/22	2,130	2,177,925
9.25%, 2/15/24(9)	280	304,500
iHeartCommunications, Inc.
6.375%, 5/1/26	179	190,894
8.375%, 5/1/27	324	341,541
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	1,250	1,257,813
Sirius XM Radio, Inc.
4.625%, 7/15/24(9)(14)	1,595	1,636,119
6.00%, 7/15/24(9)	2,830	2,919,145
5.00%, 8/1/27 (9)	1,609	1,643,030

		$11,601,217

Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates, L.P.
5.25%, 12/1/23	1,465	$1,062,125
EPR Properties
4.50%, 6/1/27	1,100	1,148,016
VEREIT Operating Partnership, L.P.
3.95%, 8/15/27	1,060	1,093,236
WP Carey, Inc.
3.85%, 7/15/29	618	626,565

		$3,929,942

Retail — 0.1%
Newmark Group, Inc.
6.125%, 11/15/23	2,126	$2,250,169

		$2,250,169

Retailers (Except Food and Drug) — 1.0%
Best Buy Co., Inc.
4.45%, 10/1/28	1,000	$1,057,247
Dollar Tree, Inc.
4.00%, 5/15/25	1,200	1,251,210
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43	1,252	997,305
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,295,156
5.625%, 5/1/27	560	585,200
Nordstrom, Inc.
5.00%, 1/15/44	775	723,562
Party City Holdings, Inc.
6.125%, 8/15/23(9)	3,565	3,600,650
6.625%, 8/1/26 (9)	635	617,538
Signet UK Finance PLC
4.70%, 6/15/24	1,064	888,440
Tapestry, Inc.
4.125%, 7/15/27	1,000	1,006,066

Security	Principal Amount* (000’s omitted)		Value
Walmart, Inc.
3.55%, 6/26/25		1,000	$1,068,734

			$16,091,108

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)		1,990	$2,029,800

			$2,029,800

Software and Services — 0.5%
Camelot Finance S.A.
7.875%, 10/15/24(9)		2,282	$2,404,658
Gartner, Inc.
5.125%, 4/1/25(9)		795	821,958
IHS Markit, Ltd.
5.00%, 11/1/22(9)		2,240	2,384,480
InterXion Holding N.V.
4.75%, 6/15/25(10)	EUR	300	372,358
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25(9)		1,915	2,013,144
Microsoft Corp.
3.75%, 2/12/45		750	817,917

			$8,814,515

Steel — 0.4%
ABJA Investment Co. Pte, Ltd.
5.45%, 1/24/28(10)		200	$191,925
Allegheny Ludlum, LLC
6.95%, 12/15/25		225	234,703
Allegheny Technologies, Inc.
5.95%, 1/15/21		745	769,213
7.875%, 8/15/23		4,896	5,264,669

			$6,460,510

Super Retail — 0.0%(6)
Dufry Finance SCA
4.50%, 8/1/23(10)	EUR	500	$585,578

			$585,578

Surface Transport — 0.8%
Anglian Water Osprey Financing PLC
4.00%, 3/8/26(10)	GBP	325	$379,323
CMA CGM S.A.
7.75%, 1/15/21(10)	EUR	200	212,050
5.25%, 1/15/25(10)	EUR	185	163,278
DAE Funding, LLC
4.50%, 8/1/22(9)		1,050	1,068,375
5.00%, 8/1/24(9)		1,745	1,821,344
Moto Finance PLC
4.50%, 10/1/22(10)	GBP	250	317,963
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(9)		2,990	3,163,749
5.50%, 2/15/24(9)		1,333	1,438,613

Security	Principal Amount* (000’s omitted)		Value
XPO Logistics, Inc.
6.50%, 6/15/22(9)		2,276	$2,327,210
6.125%, 9/1/23(9)		2,221	2,307,064

			$13,198,969

Technology — 0.4%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(9)		100	$101,694
7.125%, 6/15/24(9)		2,440	2,575,980
6.02%, 6/15/26(9)		1,945	2,146,589
Israel Electric Corp., Ltd.
5.00%, 11/12/24(9)(10)		1,800	1,952,460
Western Union Co. (The)
6.20%, 11/17/36		637	689,646

			$7,466,369

Telecommunications — 4.0%
Altice Financing S.A.
6.625%, 2/15/23(9)		865	$888,788
Altice Finco SA
8.125%, 1/15/24(9)		727	752,445
Altice Luxembourg S.A.
7.25%, 5/15/22(10)	EUR	44	51,119
7.75%, 5/15/22(9)		1,083	1,103,306
7.625%, 2/15/25(9)		306	288,979
8.00%, 5/15/27(10)	EUR	140	162,326
10.50%, 5/15/27(9)		1,166	1,200,980
AT&T, Inc.
3.80%, 2/15/27		500	520,295
4.75%, 5/15/46		910	958,265
Cellnex Telecom SA
2.375%, 1/16/24(10)	EUR	200	240,101
CenturyLink, Inc.
6.75%, 12/1/23		3,083	3,333,494
7.50%, 4/1/24		263	291,601
CommScope Finance, LLC
8.25%, 3/1/27(9)		655	670,458
CommScope Technologies, LLC
6.00%, 6/15/25(9)		2,546	2,398,867
5.00%, 3/15/27(9)		4,689	4,102,875
Digicel, Ltd.
6.00%, 4/15/21(9)		2,305	1,763,325
eircom Finance DAC
3.50%, 5/15/26(10)	EUR	490	577,377
Equinix, Inc.
5.875%, 1/15/26		2,725	2,891,906
2.875%, 2/1/26	EUR	440	525,213
5.375%, 5/15/27		1,010	1,085,215
Frontier Communications Corp.
7.625%, 4/15/24		285	163,163
6.875%, 1/15/25		1,845	1,042,425

Security	Principal Amount* (000’s omitted)		Value
Hughes Satellite Systems Corp.
5.25%, 8/1/26		1,245	$1,283,906
6.625%, 8/1/26		770	811,388
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23		995	912,912
8.00%, 2/15/24(9)		490	512,050
8.50%, 10/15/24(9)		1,236	1,229,820
Intelsat Luxembourg S.A.
7.75%, 6/1/21		606	583,275
Level 3 Financing, Inc.
5.375%, 1/15/24		2,190	2,242,012
Level 3 Parent, LLC
5.75%, 12/1/22		330	333,713
Qualitytech, L.P./QTS Finance Corp.
4.75%, 11/15/25(9)		795	791,025
Sable International Finance, Ltd.
5.75%, 9/7/27(9)		818	824,646
SBA Communications Corp.
4.00%, 10/1/22		1,020	1,039,125
4.875%, 9/1/24		460	475,525
Sprint Capital Corp.
6.875%, 11/15/28		840	871,500
Sprint Communications, Inc.
7.00%, 8/15/20		1,055	1,095,881
6.00%, 11/15/22		365	381,425
Sprint Corp.
7.25%, 9/15/21		3,265	3,477,225
7.875%, 9/15/23		9,822	10,705,980
7.625%, 2/15/25		1,785	1,903,256
7.625%, 3/1/26		993	1,061,020
T-Mobile USA, Inc.
6.375%, 3/1/25		1,395	1,452,195
6.50%, 1/15/26		595	644,718
4.50%, 2/1/26		980	1,006,950
4.75%, 2/1/28		1,045	1,080,582
TalkTalk Telecom Group PLC
5.375%, 1/15/22(10)	GBP	250	323,062
Telecom Italia SpA
2.50%, 7/19/23(10)	EUR	400	469,781
4.00%, 4/11/24(10)	EUR	140	172,292
5.303%, 5/30/24(9)		1,593	1,654,729
Verizon Communications, Inc.
4.522%, 9/15/48		790	883,687
ViaSat, Inc.
5.625%, 4/15/27(9)		796	829,830
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(15)	EUR	650	730,846
5.00%, 1/20/26(9)		1,030	1,002,035
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		1,349	1,380,971

			$67,179,885

Security	Principal Amount* (000’s omitted)		Value
Transportation — 0.2%
A.P. Moller – Maersk A/S
4.50%, 6/20/29(9)		1,000	$1,018,244
JSL Europe S.A.
7.75%, 7/26/24(9)		1,000	1,022,500
XPO CNW, Inc.
6.70%, 5/1/34		1,000	925,000

			$2,965,744

Utilities — 1.4%
AES Corp. (The)
4.00%, 3/15/21		1,060	$1,081,200
5.50%, 4/15/25		309	321,746
6.00%, 5/15/26		1,655	1,762,575
Calpine Corp.
5.50%, 2/1/24		285	283,219
5.75%, 1/15/25		40	36,700
5.25%, 6/1/26(9)		1,040	1,062,100
ITC Holdings Corp.
5.30%, 7/1/43		660	792,252
NextEra Energy Operating Partners, L.P.
4.25%, 9/15/24(9)		660	665,973
4.50%, 9/15/27(9)		851	843,554
NRG Energy, Inc.
7.25%, 5/15/26		3,000	3,315,000
5.75%, 1/15/28		1,455	1,565,944
5.25%, 6/15/29(9)		673	718,428
Pattern Energy Group, Inc.
5.875%, 2/1/24(9)		970	989,400
Southern Co. (The)
3.25%, 7/1/26		1,000	1,016,019
Southwestern Electric Power Co.
6.20%, 3/15/40		696	893,493
TerraForm Power Operating, LLC
4.25%, 1/31/23(9)		655	659,094
6.625%, 6/15/25(9)		580	611,175
5.00%, 1/31/28(9)		985	992,387
Thames Water Kemble Finance PLC
5.875%, 7/15/22(10)	GBP	450	578,576
Vistra Energy Corp.
8.125%, 1/30/26(9)		2,315	2,500,200
Vistra Operations Co., LLC
5.00%, 7/31/27(9)		2,239	2,321,496

			$23,010,531

Total Corporate Bonds & Notes (identified cost $780,182,681)			$795,930,184

Foreign Government Securities — 4.6%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.3%
Republic of Albania
3.50%, 10/9/25(10)	EUR	3,700	$4,470,999

Total Albania			$4,470,999

Argentina — 0.2%
Republic of Argentina
3.875%, 1/15/22(10)	EUR	425	$396,270
6.25%, 11/9/47	EUR	2,322	1,918,053
6.875%, 1/11/48		2,418	1,798,412

Total Argentina			$4,112,735

Bahrain — 0.3%
Kingdom of Bahrain
6.75%, 9/20/29(10)		1,696	$1,797,504
7.00%, 10/12/28(10)		1,839	1,985,461
7.50%, 9/20/47(10)		1,723	1,829,275

Total Bahrain			$5,612,240

Barbados — 0.1%
Government of Barbados
6.625%, 12/5/35(7)(10)		2,300	$1,419,560
7.00%, 8/4/22(7)(10)		712	446,210
7.25%, 12/15/21(7)(10)		892	549,651

Total Barbados			$2,415,421

Benin — 0.2%
Benin Government International Bond
5.75%, 3/26/26(10)	EUR	2,600	$3,022,981

Total Benin			$3,022,981

Brazil — 0.0%(6)
Federative Republic of Brazil
5.00%, 1/27/45		200	$197,877

Total Brazil			$197,877

Colombia — 0.2%
Republic of Colombia
5.00%, 6/15/45		2,750	$3,041,500

Total Colombia			$3,041,500

Costa Rica — 0.1%
Costa Rica Government International Bond
9.20%, 2/21/24(10)		1,666	$1,802,279

Total Costa Rica			$1,802,279

Dominican Republic — 0.2%
Dominican Republic
8.625%, 4/20/27(10)		2,671	$3,198,549

Total Dominican Republic			$3,198,549

Security	Principal Amount* (000’s omitted)		Value
Egypt — 0.3%
Arab Republic of Egypt
4.75%, 4/16/26(10)	EUR	1,388	$1,589,943
8.50%, 1/31/47(10)		2,700	2,868,734

Total Egypt			$4,458,677

El Salvador — 0.2%
Republic of El Salvador
7.65%, 6/15/35(10)		1,254	$1,308,875
8.25%, 4/10/32(10)		647	714,133
8.625%, 2/28/29(10)		769	877,629

Total El Salvador			$2,900,637

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/24(10)		1,768	$1,847,896

Total Ethiopia			$1,847,896

Fiji — 0.2%
Republic of Fiji
6.625%, 10/2/20(10)		2,443	$2,442,984

Total Fiji			$2,442,984

Honduras — 0.2%
Republic of Honduras
6.25%, 1/19/27(10)		3,020	$3,257,855
7.50%, 3/15/24(10)		200	220,752

Total Honduras			$3,478,607

Hungary — 0.1%
Hungary Government Bond
5.75%, 11/22/23		820	$930,892

Total Hungary			$930,892

Ivory Coast — 0.0%(6)
Ivory Coast
5.125%, 6/15/25(10)	EUR	435	$517,402

Total Ivory Coast			$517,402

Kenya — 0.2%
Republic of Kenya
7.25%, 2/28/28(10)		2,900	$3,013,048

Total Kenya			$3,013,048

Lebanon — 0.0%(6)
Lebanese Republic
6.60%, 11/27/26(10)		642	$510,960
6.85%, 3/23/27(10)		221	175,336

Total Lebanon			$686,296

Macedonia — 0.2%
Republic of Macedonia
2.75%, 1/18/25(10)	EUR	110	$131,912

Security	Principal Amount* (000’s omitted)		Value
3.975%, 7/24/21(10)	EUR	1,346	$1,618,172
4.875%, 12/1/20(10)	EUR	788	947,889

Total Macedonia			$2,697,973

Nigeria — 0.0%(6)
Republic of Nigeria
6.75%, 1/28/21(10)		550	$574,742

Total Nigeria			$574,742

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		890	$959,413

Total Poland			$959,413

Rwanda — 0.2%
Republic of Rwanda
6.625%, 5/2/23(10)		3,896	$4,130,660

Total Rwanda			$4,130,660

Senegal — 0.0%(6)
Republic of Senegal
4.75%, 3/13/28(10)	EUR	315	$360,233

Total Senegal			$360,233

Seychelles — 0.1%
Republic of Seychelles
8.00%, 1/1/26(10)		1,568	$1,611,081

Total Seychelles			$1,611,081

Sri Lanka — 0.3%
Republic of Sri Lanka
6.125%, 6/3/25(10)		4,230	$4,131,886
6.85%, 11/3/25(10)		1,000	1,004,766

Total Sri Lanka			$5,136,652

Turkey — 0.2%
Republic of Turkey
7.625%, 4/26/29		3,814	$3,914,259

Total Turkey			$3,914,259

Ukraine — 0.6%
Ukraine Government International Bond
0.00%, 5/31/40(10)		810	$582,908
7.75%, 9/1/20(10)		900	931,500
9.75%, 11/1/28(10)		7,115	8,052,579

Total Ukraine			$9,566,987

Total Foreign Government Securities (identified cost $75,377,040)			$77,103,020

Sovereign Loans — 0.7%

Borrower	Principal Amount (000’s omitted)	Value
Barbados — 0.0%(6)
Government of Barbados
Term Loan, 0.00%, Maturing December 20, 2019(7)(16)	$1,200	$714,360

Total Barbados		$714,360

Kenya — 0.3%
Republic of Kenya
Term Loan, 8.65%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(15)	$4,500	$4,616,136

Total Kenya		$4,616,136

Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.47%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(15)(16)	$1,900	$1,920,987

Total Nigeria		$1,920,987

Tanzania — 0.3%
Government of the United Republic of Tanzania
Term Loan, 7.42%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(15)	$3,064	$3,126,987
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(15)	1,700	1,725,752

Total Tanzania		$4,852,739

Total Sovereign Loans (identified cost $12,322,573)		$12,104,222

Mortgage Pass-Throughs — 12.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
4.50%, with various maturities to 2048	$1,850	$1,911,317
5.50%, with maturity at 2032	492	540,553
6.00%, with maturity at 2021	4	3,956
6.50%, with various maturities to 2036	4,497	5,035,111
7.00%, with various maturities to 2036	4,244	4,777,651
7.13%, with maturity at 2023	48	49,630
7.50%, with various maturities to 2035	2,963	3,272,304
7.65%, with maturity at 2022	32	31,933
8.00%, with various maturities to 2030	918	966,078
8.30%, with maturity at 2020	10	10,131
8.50%, with various maturities to 2031	884	990,837
9.00%, with various maturities to 2031	100	105,941
9.50%, with various maturities to 2025	26	26,407
10.00%, with maturity at 2020	2	1,775

		$17,723,624

Federal National Mortgage Association:
2.981%, (COF + 1.25%), with maturity at 2036(17)	$878	$871,346
4.192%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(15)	1,396	1,449,374
4.50%, with various maturities to 2049(18)	71,333	75,012,422

Security	Principal Amount (000’s omitted)	Value
4.685%, (1 yr. CMT + 2.259%), with maturity at 2036(17)	$7,411	$7,788,802
5.00%, with various maturities to 2040(18)	7,971	8,649,322
5.50%, with various maturities to 2033	851	939,762
6.00%, with various maturities to 2029	1,488	1,580,451
6.327%, (COF + 2.00%), with maturity at 2032(17)	2,178	2,375,364
6.50%, with various maturities to 2036(18)	18,020	20,193,217
6.75%, with maturity at 2023	38	39,929
7.00%, with various maturities to 2037	6,550	7,414,604
7.50%, with various maturities to 2035	3,522	4,014,036
7.887%, with maturity at 2027(19)	220	241,364
8.00%, with various maturities to 2034	994	1,099,913
8.236%, with maturity at 2028(19)	56	62,642
8.241%, with maturity at 2024(19)	12	12,423
8.293%, with maturity at 2029(19)	51	56,668
8.315%, with maturity at 2027(19)	66	73,497
8.50%, with various maturities to 2037	834	931,503
9.00%, with various maturities to 2032	973	1,069,050
9.168%, with maturity at 2025(19)	6	6,393
9.50%, with various maturities to 2030	268	294,444
10.50%, with maturity at 2021	24	25,372

		$134,201,898

Government National Mortgage Association:
4.50%, with maturity at 2047(18)	$8,397	$8,981,314
5.00%, with various maturities to 2049(18)	36,080	37,764,909
6.00%, with maturity at 2024	332	350,850
6.50%, with maturity at 2024(18)	2,059	2,192,364
7.00%, with maturity at 2026	179	197,553
7.50%, with various maturities to 2032(18)	3,938	4,319,155
8.00%, with various maturities to 2034(18)	2,760	3,106,405
8.30%, with maturity at 2020	1	677
8.50%, with maturity at 2022	69	72,348
9.00%, with various maturities to 2025	451	491,616
9.50%, with various maturities to 2021	80	82,916

		$57,560,107

Total Mortgage Pass-Throughs (identified cost $206,072,979)		$209,485,629

Collateralized Mortgage Obligations — 24.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$201	$211,369
Series 1497, Class K, 7.00%, 4/15/23	161	171,370
Series 1529, Class Z, 7.00%, 6/15/23	270	288,990
Series 1620, Class Z, 6.00%, 11/15/23	184	194,921
Series 1677, Class Z, 7.50%, 7/15/23	151	162,560

Security	Principal Amount (000’s omitted)	Value
Series 1702, Class PZ, 6.50%, 3/15/24	$1,883	$2,021,906
Series 2113, Class QG, 6.00%, 1/15/29	456	505,452
Series 2122, Class K, 6.00%, 2/15/29	87	96,640
Series 2130, Class K, 6.00%, 3/15/29	59	65,475
Series 2167, Class BZ, 7.00%, 6/15/29	69	77,209
Series 2182, Class ZB, 8.00%, 9/15/29	688	788,906
Series 2198, Class ZA, 8.50%, 11/15/29	769	878,803
Series 2458, Class ZB, 7.00%, 6/15/32	779	908,989
Series 3762, Class SH, 5.12%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(20)	746	882,165
Series 4097, Class PE, 3.00%, 11/15/40	1,471	1,495,279
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,464,971
Series 4273, Class SP, 5.493%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(20)	503	700,424
Series 4337, Class YT, 3.50%, 4/15/49	5,385	5,474,388
Series 4407, Class LN, 3.635%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(20)	108	110,387
Series 4416, Class SU, 3.72%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(20)	2,118	2,107,329
Series 4452, Class ZJ, 3.00%, 11/15/44	3,067	3,002,662
Series 4584, Class PM, 3.00%, 5/15/46	4,450	4,523,440
Series 4594, Class FM, 3.44%, (1 mo. USD LIBOR + 1.00%), 6/15/46(15)	585	590,487
Series 4608, Class TV, 3.50%, 1/15/55	6,892	6,935,595
Series 4617, Class CZ, 3.50%, 5/15/46	840	844,046
Series 4630, Class CZ, 3.00%, 12/15/43	9,273	9,361,989
Series 4637, Class CU, 3.00%, 8/15/44	6,466	6,498,916
Series 4637, Class QF, 3.44%, (1 mo. USD LIBOR + 1.00%), 4/15/44(15)	11,910	11,929,373
Series 4639, Class KF, 3.74%, (1 mo. USD LIBOR + 1.30%), 12/15/44(15)	4,004	4,073,328
Series 4648, Class WF, 3.44%, (1 mo. USD LIBOR + 1.00%), 1/15/47(15)	127	127,368
Series 4677, Class SB, 6.24%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(20)	2,924	3,240,915
Series 4678, Class PC, 3.00%, 1/15/46	11,827	11,926,046
Series 4746, Class CZ, 4.00%, 11/15/47	1,210	1,212,759
Series 4751, Class ZC, 4.00%, 11/15/47	6,228	6,237,949
Series 4774, Class MH, 4.50%, 12/15/42	7,802	8,176,447
Series 4774, Class QD, 4.50%, 1/15/43	19,632	20,576,879
Series 4776, Class C, 4.50%, 3/15/43	7,368	7,718,829
Series 4858, Class LA, 4.50%, 8/15/43	11,367	12,040,171
Series 4859, Class GA, 4.50%, 10/15/43	16,683	17,315,458
Interest Only:(21)
Series 267, Class S5, 3.606%, (6.00% - 1 mo. USD LIBOR), 8/15/42(20)	6,720	1,109,523
Series 284, Class S6, 3.706%, (6.10% - 1 mo. USD LIBOR), 10/15/42(20)	3,864	674,252
Series 362, Class C7, 3.50%, 9/15/47	23,131	3,552,222
Series 362, Class C11, 4.00%, 12/15/47	19,579	3,082,680
Series 3973, Class SG, 4.256%, (6.65% - 1 mo. USD LIBOR), 4/15/30(20)	2,053	105,521
Series 4067, Class JI, 3.50%, 6/15/27	3,368	309,303
Series 4070, Class S, 3.706%, (6.10% - 1 mo. USD LIBOR), 6/15/32(20)	7,870	1,289,324
Series 4088, Class EI, 3.50%, 9/15/41	9,864	1,154,503
Series 4094, Class CS, 3.606%, (6.00% - 1 mo. USD LIBOR), 8/15/42(20)	3,573	666,044
Series 4095, Class HS, 3.706%, (6.10% - 1 mo. USD LIBOR), 7/15/32(20)	2,423	313,488
Series 4109, Class ES, 3.756%, (6.15% - 1 mo. USD LIBOR), 12/15/41(20)	89	17,874
Series 4109, Class KS, 3.706%, (6.10% - 1 mo. USD LIBOR), 5/15/32(20)	628	11,006
Series 4110, Class SA, 3.256%, (5.65% - 1 mo. USD LIBOR), 9/15/42(20)	4,604	759,515
Series 4149, Class S, 3.856%, (6.25% - 1 mo. USD LIBOR), 1/15/33(20)	3,796	623,918
Series 4188, Class AI, 3.50%, 4/15/28	2,479	197,422
Series 4203, Class QS, 3.856%, (6.25% - 1 mo. USD LIBOR), 5/15/43(20)	7,136	990,269
Series 4408, Class IP, 3.50%, 4/15/44	6,543	930,319

Security	Principal Amount (000’s omitted)	Value
Series 4435, Class BI, 3.50%, 7/15/44	$14,791	$2,125,922
Series 4629, Class QI, 3.50%, 11/15/46	7,647	1,151,487
Series 4644, Class TI, 3.50%, 1/15/45	8,155	1,045,338
Series 4653, Class PI, 3.50%, 7/15/44	3,873	322,416
Series 4667, Class PI, 3.50%, 5/15/42	10,411	986,745
Series 4676, Class DI, 4.00%, 7/15/44	17,633	1,560,494
Series 4744, Class IO, 4.00%, 11/15/47	11,175	1,871,862
Series 4749, Class IL, 4.00%, 12/15/47	5,150	862,927
Series 4767, Class IM, 4.00%, 5/15/45	8,669	844,989
Series 4793, Class SD, 3.806%, (6.20% - 1 mo. USD LIBOR), 6/15/48(20)	29,912	4,058,638
Principal Only:(22)
Series 242, Class PO, 0.00%, 11/15/36	4,505	4,121,565
Series 259, Class PO, 0.00%, 4/15/39	2,723	2,543,794
Series 3606, Class PO, 0.00%, 12/15/39	3,011	2,694,566
Series 4417, Class KO, 0.00%, 12/15/43	538	394,965
Series 4478, Class PO, 0.00%, 5/15/45	2,109	1,857,050
Series 4754, Class JO, 0.00%, 4/15/44	2,231	1,830,556

		$200,000,687

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.854%, (1 mo. USD LIBOR + 3.45%), 10/25/29(15)	$3,000	$3,210,035
Series 2018-DNA1, Class M2, 4.204%, (1 mo. USD LIBOR + 1.80%), 7/25/30(15)	7,517	7,481,835
Series 2018-DNA2, Class M2, 4.554%, (1 mo. USD LIBOR + 2.15%), 12/25/30(9)(15)	7,000	7,035,727

		$17,727,597

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$1	$682
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	1,110
Series G92-46, Class Z, 7.00%, 8/25/22	72	75,126
Series G92-60, Class Z, 7.00%, 10/25/22	103	108,455
Series G93-35, Class ZQ, 6.50%, 11/25/23	2,417	2,553,642
Series G93-40, Class H, 6.40%, 12/25/23	533	567,582
Series 1990-17, Class G, 9.00%, 2/25/20	2	2,769
Series 1990-27, Class Z, 9.00%, 3/25/20	3	2,913
Series 1990-29, Class J, 9.00%, 3/25/20	4	4,525
Series 1990-43, Class Z, 9.50%, 4/25/20	5	5,562
Series 1991-98, Class J, 8.00%, 8/25/21	24	25,547
Series 1992-77, Class ZA, 8.00%, 5/25/22	139	147,071
Series 1992-103, Class Z, 7.50%, 6/25/22	13	13,712
Series 1992-113, Class Z, 7.50%, 7/25/22	34	36,010
Series 1992-185, Class ZB, 7.00%, 10/25/22	52	54,783
Series 1993-16, Class Z, 7.50%, 2/25/23	125	133,373
Series 1993-22, Class PM, 7.40%, 2/25/23	97	103,103
Series 1993-25, Class J, 7.50%, 3/25/23	160	171,341
Series 1993-30, Class PZ, 7.50%, 3/25/23	263	281,623
Series 1993-42, Class ZQ, 6.75%, 4/25/23	368	390,232
Series 1993-56, Class PZ, 7.00%, 5/25/23	58	62,044
Series 1993-156, Class ZB, 7.00%, 9/25/23	72	77,119
Series 1994-45, Class Z, 6.50%, 2/25/24	492	523,386
Series 1994-89, Class ZQ, 8.00%, 7/25/24	354	390,765
Series 1996-57, Class Z, 7.00%, 12/25/26	362	401,642
Series 1997-77, Class Z, 7.00%, 11/18/27	197	221,058

Security	Principal Amount (000’s omitted)	Value
Series 1998-44, Class ZA, 6.50%, 7/20/28	$205	$226,533
Series 1999-45, Class ZG, 6.50%, 9/25/29	58	64,965
Series 2000-22, Class PN, 6.00%, 7/25/30	704	784,762
Series 2002-1, Class G, 7.00%, 7/25/23	82	88,071
Series 2002-21, Class PE, 6.50%, 4/25/32	482	549,796
Series 2005-75, Class CS, 14.583%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(20)	948	1,710,953
Series 2007-74, Class AC, 5.00%, 8/25/37	5,446	5,923,388
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(20)	566	626,770
Series 2011-109, Class PE, 3.00%, 8/25/41	3,918	3,926,313
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,541	3,249,079
Series 2013-6, Class TA, 1.50%, 1/25/43	5,130	4,986,950
Series 2013-52, Class MD, 1.25%, 6/25/43	5,162	4,847,796
Series 2013-67, Class NF, 3.404%, (1 mo. USD LIBOR + 1.00%), 7/25/43(15)	2,784	2,793,035
Series 2014-64, Class PA, 3.00%, 3/25/44	4,215	4,273,971
Series 2016-22, Class ZE, 3.00%, 6/25/44	760	743,835
Series 2017-13, Class KF, 3.489%, (1 mo. USD LIBOR + 1.00%), 2/25/47(15)	1,043	1,051,292
Series 2017-15, Class LE, 3.00%, 6/25/46	13,816	13,969,898
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,024	1,015,364
Series 2017-48, Class LG, 2.75%, 5/25/47	7,859	7,931,244
Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,128	3,084,779
Series 2017-75, Class Z, 3.00%, 9/25/57	2,104	2,074,676
Series 2017-76, Class Z, 3.00%, 10/25/57	2,219	2,180,219
Series 2017-96, Class Z, 3.00%, 12/25/57	4,041	3,996,597
Series 2017-110, Class Z, 3.00%, 2/25/57	3,593	3,544,620
Series 2018-18, Class QD, 4.50%, 5/25/45	30,321	32,148,467
Series 2018-50, Class MZ, 4.50%, 7/25/48	2,934	2,949,188
Interest Only:(21)
Series 2010-99, Class NS, 4.196%, (6.60% - 1 mo. USD LIBOR), 3/25/39(20)	758	14,491
Series 2010-124, Class SJ, 3.646%, (6.05% - 1 mo. USD LIBOR), 11/25/38(20)	1,787	88,666
Series 2011-101, Class IC, 3.50%, 10/25/26	8,376	644,100
Series 2011-101, Class IE, 3.50%, 10/25/26	2,713	209,128
Series 2012-24, Class S, 3.096%, (5.50% - 1 mo. USD LIBOR), 5/25/30(20)	1,772	89,479
Series 2012-33, Class CI, 3.50%, 3/25/27	4,887	386,198
Series 2012-56, Class SU, 4.346%, (6.75% - 1 mo. USD LIBOR), 8/25/26(20)	403	14,363
Series 2012-94, Class KS, 4.16%, (6.65% - 1 mo. USD LIBOR), 5/25/38(20)	5,470	570,259
Series 2012-97, Class PS, 3.746%, (6.15% - 1 mo. USD LIBOR), 3/25/41(20)	7,547	1,016,946
Series 2012-103, Class GS, 3.696%, (6.10% - 1 mo. USD LIBOR), 2/25/40(20)	4,364	227,708
Series 2012-118, Class IN, 3.50%, 11/25/42	8,969	1,509,716
Series 2012-124, Class IO, 1.563%, 11/25/42(19)	4,229	167,603
Series 2012-125, Class IG, 3.50%, 11/25/42	26,929	4,474,045
Series 2012-150, Class SK, 3.746%, (6.15% - 1 mo. USD LIBOR), 1/25/43(20)	5,060	717,170
Series 2013-12, Class SP, 3.16%, (5.65% - 1 mo. USD LIBOR), 11/25/41(20)	2,642	261,712
Series 2013-15, Class DS, 3.796%, (6.20% - 1 mo. USD LIBOR), 3/25/33(20)	10,066	1,628,796
Series 2013-16, Class SY, 3.746%, (6.15% - 1 mo. USD LIBOR), 3/25/43(20)	2,370	388,119
Series 2013-54, Class HS, 3.896%, (6.30% - 1 mo. USD LIBOR), 10/25/41(20)	2,710	198,068
Series 2013-64, Class PS, 3.846%, (6.25% - 1 mo. USD LIBOR), 4/25/43(20)	3,846	486,893
Series 2013-75, Class SC, 3.846%, (6.25% - 1 mo. USD LIBOR), 7/25/42(20)	8,674	774,859
Series 2014-32, Class EI, 4.00%, 6/25/44	1,493	263,772
Series 2014-55, Class IN, 3.50%, 7/25/44	3,602	511,688
Series 2014-89, Class IO, 3.50%, 1/25/45	4,676	722,991
Series 2015-17, Class SA, 3.71%, (6.20% - 1 mo. USD LIBOR), 11/25/43(20)	5,567	736,506
Series 2015-52, Class MI, 3.50%, 7/25/45	4,018	597,934

Security	Principal Amount (000’s omitted)	Value
Series 2015-95, Class SB, 3.51%, (6.00% - 1 mo. USD LIBOR), 1/25/46(20)	$13,544	$2,242,863
Series 2016-1, Class SJ, 3.746%, (6.15% - 1 mo. USD LIBOR), 2/25/46(20)	20,105	3,558,209
Series 2017-46, Class NI, 3.00%, 8/25/42	11,950	1,304,867
Series 2018-21, Class IO, 3.00%, 4/25/48	22,308	3,430,085
Series 2019-1, Class AS, 3.51%, (6.00% - 1 mo. USD LIBOR), 2/25/49(20)	26,073	4,760,275
Series 2019-33, Class SK, 3.668%, (6.05% - 1 mo. USD LIBOR), 7/25/49(20)	32,867	3,517,800
Principal Only:(22)
Series 379, Class 1, 0.00%, 5/25/37	2,944	2,694,400
Series 2006-8, Class WQ, 0.00%, 3/25/36	4,160	3,760,861

		$157,068,306

Federal National Mortgage Association Connecticut Avenue Securities
Series 2017-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%) 10/25/29(15)	$2,750	$2,875,870

		$2,875,870

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$553,816
Series 2016-129, Class ZC, 2.00%, 6/20/45	465	454,750
Series 2017-82, Class TZ, 2.50%, 2/16/43	473	464,191
Series 2017-110, Class ZJ, 3.00%, 7/20/47	13	12,657
Series 2017-121, Class DF, 2.883%, (1 mo. USD LIBOR + 0.50%), 8/20/47(15)	14,292	14,255,238
Series 2017-137, Class AF, 2.985%, (1 mo. USD LIBOR + 0.50%), 9/20/47(15)	7,964	7,962,154
Series 2017-141, Class KZ, 3.00%, 9/20/47	3,075	2,997,310
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,392	4,707,893
Series 2018-67, Class LT, 4.50%, (13.50% - 1 mo. USD LIBOR x 2.25, Cap 4.50%), 4/20/48(20)	3,471	3,511,136
Series 2018-139, Class UF, 3.44%, (1 mo. USD LIBOR + 1.00%), 10/20/48(15)	3,618	3,620,505
Interest Only:(21)
Series 2017-104, Class SD, 3.817%, (6.20% - 1 mo. USD LIBOR), 7/20/47(20)	8,287	1,498,020
Series 2018-105, Class SE, 3.817%, (6.20% - 1 mo. USD LIBOR), 8/20/48(20)	8,861	1,435,125

		$41,472,795

Total Collateralized Mortgage Obligations (identified cost $436,353,158)		$419,145,255

Commercial Mortgage-Backed Securities — 5.2%

Security	Principal Amount (000’s omitted)	Value
Agate Bay Mortgage Trust
Series 2015-1, Class A4, 3.50%, 1/25/45(9)(19)	$2,327	$2,369,160
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(9)(19)	3,500	3,093,568
Series 2016-C7, Class D, 4.581%, 12/10/54(9)(19)	1,675	1,614,875
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(9)	1,000	926,179
Series 2017-MDRB, Class C, 4.894%, (1 mo. USD LIBOR + 2.50%), 7/15/30(9)(15)	5,000	5,003,675
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.286%, 8/10/50(9)(19)	4,500	4,567,204
Series 2015-CR22, Class D, 4.255%, 3/10/48(9)(19)	4,100	4,010,308

Security	Principal Amount (000’s omitted)	Value
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.506%, 12/15/49(19)	$2,770	$2,863,963
Series 2016-NXSR, Class D, 4.506%, 12/15/49(9)(19)	3,000	2,794,055
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C, 4.709%, 9/15/47(19)	730	745,455
Series 2014-C22, Class D, 4.709%, 9/15/47(9)(19)	5,276	4,794,192
Series 2014-C25, Class D, 4.092%, 11/15/47(9)(19)	2,974	2,669,001
Series 2015-C29, Class D, 3.793%, 5/15/48(19)	2,000	1,691,877
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.554%, 8/15/46(9)(19)	7,167	7,289,799
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,046,204
Series 2013-C13, Class D, 4.129%, 1/15/46(9)(19)	3,000	3,039,984
Series 2013-C16, Class D, 5.195%, 12/15/46(9)(19)	3,500	3,679,626
Series 2014-DSTY, Class B, 3.771%, 6/10/27(9)	2,600	2,576,112
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.269%, 7/15/50(9)(19)	2,000	1,958,999
Series 2016-C32, Class D, 3.396%, 12/15/49(9)(19)	1,600	1,371,335
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(9)	4,489	3,828,796
Series 2017-CLS, Class A, 3.094%, (1 mo. USD LIBOR + 0.70%), 11/15/34(9)(15)	2,000	1,999,744
Series 2019-BPR, Class C, 5.444%, (1 mo. USD LIBOR + 3.05%), 5/15/36(9)(15)	1,845	1,850,642
Motel 6 Trust
Series 2017-MTL6, Class C, 3.798%, (1 mo. USD LIBOR + 1.40%), 8/15/34(9)(15)	2,642	2,646,658
RETL Trust
Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36(9)(15)	735	737,754
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.728%, 5/10/45(9)(19)	3,000	3,037,087
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.455%, 4/10/46(9)(19)	4,437	4,272,997
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.421%, 7/15/46(9)(19)	3,000	2,691,918
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,234,852
Series 2015-LC22, Class C, 4.695%, 9/15/58(19)	1,250	1,311,651
Series 2015-SG1, Class C, 4.617%, 9/15/48(19)	2,575	2,641,206
Series 2016-C35, Class D, 3.142%, 7/15/48(9)	1,850	1,558,175
Series 2016-C36, Class D, 2.942%, 11/15/59(9)	1,500	1,147,228

Total Commercial Mortgage-Backed Securities (identified cost $84,154,017)		$88,064,279

Asset-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(15)	$1,000	$944,969
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.725%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(15)	1,188	1,142,128
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 9.145%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(15)	1,000	995,037

Security	Principal Amount (000’s omitted)	Value
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(15)	$1,000	$977,553
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(15)	2,000	1,869,895
Babson CLO, Ltd.
Series 2016-1A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(15)	1,000	957,353
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class E, 9.404%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(15)	3,000	2,938,689
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.93%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(15)	3,000	2,978,149
BlueMountain CLO XXIV, Ltd.
Series 2019-24A, Class E, 9.384%, (3 mo. USD LIBOR + 6.76%), 4/20/31(9)(15)	1,000	1,001,078
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 8.986%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(15)	4,500	4,505,623
BlueMountain CLO, Ltd.
Series 2016-3A, Class ER, 8.468%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(15)	2,000	1,898,900
Series 2018-1A, Class E, 8.533%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(15)	1,000	953,707
Canyon Capital CLO, Ltd.
Series 2016-2A, Class ER, 8.597%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(15)	3,350	3,068,468
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(15)	2,000	1,953,486
Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(15)	1,250	1,179,034
Series 2015-5A, Class DR, 9.292%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(15)	1,000	989,652
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 9.192%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(15)	2,000	1,994,288
Dryden Senior Loan Fund
Series 2016-42A, Class ER, 8.147%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(15)	1,000	937,303
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(9)	715	714,768
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(9)	1,588	1,635,188
Galaxy XIX CLO, Ltd.
Series 2015-19A, Class D2R, 9.581%, (3 mo. USD LIBOR + 7.00%), 7/24/30(9)(15)	1,600	1,563,371
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 9.242%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(15)	3,275	3,153,626
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.842%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(15)	1,100	988,730
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(15)	1,000	941,726
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(15)	3,000	2,744,372
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(14)	2,050	2,019,250
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class ER, 9.092%, (3 mo. USD LIBOR + 6.50%), 7/21/30(9)(15)	2,000	1,992,480
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(14)	5,500	5,506,872
Magnetite XXII, Ltd.
Series 2019-22A, Class E, 9.375%, (3 mo. USD LIBOR + 6.75%), 4/15/31(9)(15)	1,500	1,505,207

Security	Principal Amount (000’s omitted)	Value
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(9)	$330	$329,656
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(9)	457	455,725
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class ER, 9.032%, (3 mo. USD LIBOR + 6.45%), 1/28/30(9)(15)	750	727,997
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 8.648%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(15)	1,500	1,416,256
Neuberger Berman Loan Advisers CLO 30, Ltd.
Series 2018-30A, Class E, 9.424%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(15)	2,000	1,958,644
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 9.274%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(15)	1,000	990,621
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(15)	2,000	1,893,253
Series 2018-2A, Class D, 8.201%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(15)	1,000	931,449
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B, 3.48%, 9/15/23(9)	310	310,782
Series 2018-1A, Class A, 3.11%, 6/17/24(9)	217	217,558
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(9)	3,200	3,208,680
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 8.588%, (3 mo. USD LIBOR + 6.00%), 4/17/30(9)(15)	450	431,592
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 8.547%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(15)	2,000	1,852,765
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(15)	1,000	950,395
Sierra Timeshare Receivables Funding, LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(9)	346	345,712
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 4.184%, (1 mo. USD LIBOR + 1.70%), 12/15/20(9)(15)	1,500	1,508,707
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33(9)	1,300	1,321,844
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class D, 8.842%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(15)	1,000	936,206
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(14)	575	566,375
Voya CLO, Ltd.
Series 2015-3A, Class DR, 8.792%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(15)	3,000	2,830,662

Total Asset-Backed Securities (identified cost $78,565,163)		$77,235,781

Common Stocks — 0.6%

Security	Shares	Value
Aerospace and Defense — 0.0%(6)
IAP Global Services, LLC(3)(23)(24)	31	$398,855

		$398,855

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(23)(24)	27,250	$872,000

		$872,000

Electronics/Electrical — 0.0%(6)
Answers Corp.(3)(23)(24)	78,756	$157,512

		$157,512

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(23)(24)	42,216	$3,377

		$3,377

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(23)(24)	76,163	$0

		$0

Oil and Gas — 0.2%
AFG Holdings, Inc.(3)(23)(24)	29,751	$1,912,097
Fieldwood Energy, Inc.(23)(24)	10,085	316,417
Nine Point Energy Holdings, Inc.(3)(24)(25)	29,787	298
Samson Resources II, LLC, Class A(23)(24)	45,294	1,087,056
Southcross Holdings Group, LLC(3)(23)(24)	78	0
Southcross Holdings L.P., Class A(23)(24)	78	41,925

		$3,357,793

Publishing — 0.2%
ION Media Networks, Inc.(3)(23)	5,187	$3,874,533
Tweddle Group, Inc.(3)(23)(24)	5,433	12,007

		$3,886,540

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(23)(24)	74,443	$351,371
Cumulus Media, Inc.(23)(24)	50,522	937,183
iHeartMedia, Inc., Class A(23)(24)	31,657	498,598

		$1,787,152

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, Inc.(23)(24)	34,254	$171,270

		$171,270

Total Common Stocks (identified cost $6,720,926)		$10,634,499

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(24)(25)	555	$449,735

Total Convertible Preferred Stocks (identified cost $555,000)		$449,735

Preferred Stocks — 0.1%

Security	Shares	Value
Pipelines — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(12)	31,500	$648,585

Total Preferred Stocks (identified cost $702,450)		$648,585

Closed-End Funds — 1.3%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,089,114	$22,395,302

Total Closed-End Funds (identified cost $25,357,186)		$22,395,302

Miscellaneous — 0.0%(6)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(24)	2,257,600	$0

		$0

Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(23)(24)	2,021	$1,895
Paragon Offshore Finance Company, Class B(23)(24)	1,011	35,385

		$37,280

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(24)	$1,135,000	$0

		$0

Total Miscellaneous (identified cost $21,988)		$37,280

Short-Term Investments — 1.7%

U.S. Treasury Obligations — 0.0%(6)

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/1/19(26)	$500	$499,138

Total U.S. Treasury Obligations (identified cost $499,138)		$499,138

Other — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.40%(27)	28,540,042	$28,540,042

Total Other (identified cost $28,540,042)		$28,540,042

Total Short-Term Investments (identified cost $29,039,180)		$29,039,180

Total Investments — 152.0% (identified cost $2,587,179,162)		$2,566,210,584

Less Unfunded Loan Commitments — (0.0)%(6)		$(155,068)

Net Investments — 152.0% (identified cost $2,587,024,094)		$2,566,055,516

Other Assets, Less Liabilities — (39.2)%		$(661,426,396)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (12.8)%		$(216,097,115)

Net Assets Applicable to Common Shares — 100.0%		$1,688,532,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at June 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after June 30, 2019, at which time the interest rate will be determined.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $580,618,232 or 34.4% of the Fund’s net assets applicable to common shares.

(10)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities is $99,912,288 or 5.9% of the Fund’s net assets applicable to common shares.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(14)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2019.

(15)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(16)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(17)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2019.

(18)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(19)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.

(20)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2019.

(21)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(22)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(23)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(24)	Non-income producing security.

(25)	Restricted security.

(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(27)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2019 was $222,616.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	129,375	USD	146,185	State Street Bank and Trust Company	7/3/19	$940	$—
GBP	298,000	USD	378,415	State Street Bank and Trust Company	7/5/19	89	—
EUR	1,000	USD	1,125	Citibank, N.A.	7/11/19	13	—
USD	534,389	EUR	474,835	Citibank, N.A.	7/11/19	—	(5,958)
EUR	160,834	USD	181,808	Citibank, N.A.	7/18/19	1,320	—
USD	1,859,482	EUR	1,630,081	Citibank, N.A.	7/18/19	3,441	—
USD	2,677,449	EUR	2,368,565	Citibank, N.A.	7/18/19	—	(19,444)
USD	2,879,868	EUR	2,513,204	Citibank, N.A.	7/25/19	16,643	—
USD	2,611,266	EUR	2,320,958	Citibank, N.A.	7/26/19	—	(33,155)
EUR	351,524	USD	395,740	State Street Bank and Trust Company	7/31/19	4,938	—
EUR	376,930	USD	424,866	State Street Bank and Trust Company	7/31/19	4,771	—
EUR	233,434	USD	262,302	State Street Bank and Trust Company	7/31/19	3,773	—
EUR	266,146	USD	300,805	State Street Bank and Trust Company	7/31/19	2,557	—
EUR	164,486	USD	185,086	State Street Bank and Trust Company	7/31/19	2,401	—
EUR	151,821	USD	171,208	State Street Bank and Trust Company	7/31/19	1,843	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	111,759	USD	126,545	State Street Bank and Trust Company	7/31/19	$841	$—
EUR	2,343	USD	2,633	State Street Bank and Trust Company	7/31/19	38	—
EUR	273,266	USD	311,609	State Street Bank and Trust Company	7/31/19	—	(131)
GBP	235,658	USD	298,143	State Street Bank and Trust Company	7/31/19	1,568	—
GBP	224,689	USD	285,901	State Street Bank and Trust Company	7/31/19	—	(141)
USD	14,522,348	EUR	12,920,181	Goldman Sachs International	7/31/19	—	(204,503)
USD	2,108,641	EUR	1,865,625	HSBC Bank USA, N.A.	7/31/19	—	(17,860)
USD	1,460,716	EUR	1,305,257	JPMorgan Chase Bank, N.A.	7/31/19	—	(27,059)
USD	21,285	EUR	18,917	State Street Bank and Trust Company	7/31/19	—	(277)
USD	569,535	EUR	500,000	State Street Bank and Trust Company	7/31/19	—	(382)
USD	108,127	EUR	95,667	State Street Bank and Trust Company	7/31/19	—	(917)
USD	146,517	EUR	129,375	State Street Bank and Trust Company	7/31/19	—	(949)
USD	158,544	EUR	140,000	State Street Bank and Trust Company	7/31/19	—	(1,032)
USD	111,049	EUR	98,920	State Street Bank and Trust Company	7/31/19	—	(1,703)
USD	157,871	EUR	140,000	State Street Bank and Trust Company	7/31/19	—	(1,706)
USD	157,423	EUR	139,989	State Street Bank and Trust Company	7/31/19	—	(2,142)
USD	184,805	EUR	165,000	State Street Bank and Trust Company	7/31/19	—	(3,267)
USD	480,611	EUR	424,641	State Street Bank and Trust Company	7/31/19	—	(3,409)
USD	363,945	EUR	323,267	State Street Bank and Trust Company	7/31/19	—	(4,525)
USD	376,664	EUR	334,950	State Street Bank and Trust Company	7/31/19	—	(5,123)
USD	421,020	EUR	375,000	State Street Bank and Trust Company	7/31/19	—	(6,418)
USD	572,919	EUR	508,279	State Street Bank and Trust Company	7/31/19	—	(6,434)
USD	876,490	EUR	775,000	State Street Bank and Trust Company	7/31/19	—	(6,881)
USD	1,638,071	EUR	1,453,625	State Street Bank and Trust Company	7/31/19	—	(18,819)
USD	19,737,963	EUR	17,552,058	State Street Bank and Trust Company	7/31/19	—	(268,455)
USD	5,402,610	GBP	4,159,657	State Street Bank and Trust Company	7/31/19	112,347	—
USD	2,177,975	GBP	1,677,740	State Street Bank and Trust Company	7/31/19	44,221	—
USD	140,249	GBP	107,187	State Street Bank and Trust Company	7/31/19	3,929	—
USD	26,793	GBP	20,997	State Street Bank and Trust Company	7/31/19	89	—
USD	378,908	GBP	298,000	State Street Bank and Trust Company	7/31/19	—	(90)
USD	195,584	GBP	155,000	State Street Bank and Trust Company	7/31/19	—	(1,545)
EUR	108,696	USD	122,604	Citibank, N.A.	8/8/19	1,368	—
USD	737,492	CAD	994,455	HSBC Bank USA, N.A.	8/30/19	—	(22,762)
USD	2,888,138	EUR	2,568,124	Citibank, N.A.	8/30/19	—	(45,730)
USD	655,677	EUR	573,563	State Street Bank and Trust Company	8/30/19	430	—
USD	558,848	EUR	498,000	State Street Bank and Trust Company	8/30/19	—	(10,076)
USD	45,298	EUR	40,010	Citibank, N.A.	9/27/19	—	(507)
USD	356,777	EUR	315,129	Citibank, N.A.	9/27/19	—	(3,992)
USD	1,074,579	EUR	938,627	Deutsche Bank AG	9/30/19	—	(231)
USD	27,364,116	EUR	23,903,280	HSBC Bank USA, N.A.	9/30/19	—	(7,228)
USD	1,533,703	EUR	1,341,245	Citibank, N.A.	10/15/19	—	(3,882)

						$207,560	$(736,733)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	50	Short	9/16/19	$(5,303,125)	$(44,122)
10-Year USD Deliverable Interest Rate Swap	92	Short	9/16/19	(10,074,000)	(153,812)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Euro-Bobl	28	Short	9/6/19	$(4,280,409)	$(17,864)
U.S. 5-Year Treasury Note	775	Short	9/30/19	(91,571,094)	(1,108,008)
U.S. 10-Year Treasury Note	490	Short	9/19/19	(62,704,687)	(1,102,500)
U.S. 10-Year Treasury Note	260	Long	9/19/19	33,271,875	520,000
U.S. Long Treasury Bond	28	Short	9/19/19	(4,356,625)	(87,063)
U.S. Ultra-Long Treasury Bond	14	Short	9/19/19	(2,485,875)	(53,375)

					$(2,046,744)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	1,548	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	$(38,305)	$4,431	$(33,874)
EUR	140	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(8,413)	3,130	(5,283)
EUR	5,080	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(187,376)	4,922	(182,454)
EUR	240	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/20/28	(23,415)	(124)	(23,539)
EUR	290	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/21/28	(28,295)	(612)	(28,907)
EUR	931	Receives	6-month EURIBOR (pays semi-annually)	1.06% (pays annually)	10/16/28	(100,767)	(194)	(100,961)
EUR	95	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(22,000)	—	(22,000)
EUR	265	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(52,216)	(9,224)	(61,440)
EUR	159	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(39,674)	—	(39,674)
EUR	71	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(16,058)	(62)	(16,120)
EUR	265	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	11/28/48	(64,088)	—	(64,088)
USD	760	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	927	—	927
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	11/17/20	37	(125)	(88)
USD	550	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(11,403)	(164)	(11,567)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	(13,489)	(170)	(13,659)
USD	500	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/19/21	(10,350)	—	(10,350)
USD	390	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(24,843)	9	(24,834)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	292	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	$(18,329)	$—	$(18,329)
USD	425	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(23,417)	(44)	(23,461)
USD	263	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(14,651)	—	(14,651)
USD	317	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(17,717)	—	(17,717)
USD	172	Pays	3-month USD-LIBOR (pays quarterly)	2.36% (pays semi-annually)	4/29/24	4,667	—	4,667
USD	310	Pays	3-month USD-LIBOR (pays quarterly)	2.33% (pays semi-annually)	4/30/24	7,933	—	7,933
USD	420	Pays	3-month USD-LIBOR (pays quarterly)	2.32% (pays semi-annually)	5/3/24	10,644	—	10,644
USD	270	Pays	3-month USD-LIBOR (pays quarterly)	2.29% (pays semi-annually)	5/10/24	6,439	—	6,439
USD	1,855	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	6/13/24	(15,123)	—	(15,123)
USD	200	Pays	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	6/19/24	524	—	524
USD	144	Pays	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	6/20/24	229	—	229
USD	31	Pays	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	6/28/24	(26)	—	(26)
USD	66	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/5/26	(3,786)	—	(3,786)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	2/12/26	(13,286)	—	(13,286)
USD	170	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	2/17/26	(9,466)	—	(9,466)
USD	466	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/1/26	(25,556)	—	(25,556)
USD	330	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	(22,370)	—	(22,370)
USD	140	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	(10,031)	—	(10,031)
USD	240	Receives	3-month USD-LIBOR (pays quarterly)	2.86% (pays semi-annually)	3/20/28	(20,068)	—	(20,068)
USD	673	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(74,066)	—	(74,066)
USD	273	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(27,662)	132	(27,530)
USD	573	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(58,404)	—	(58,404)
USD	603	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	11/13/28	(70,648)	—	(70,648)
USD	1,185	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(134,399)	—	(134,399)
USD	956	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(71,424)	200	(71,224)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	160	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/17/29	$(11,964)	$—	$(11,964)
USD	522	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(40,522)	—	(40,522)
USD	930	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	1/31/29	(71,109)	—	(71,109)
USD	514	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	2/5/29	(38,529)	—	(38,529)
USD	810	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	3/6/29	(61,710)	—	(61,710)
USD	210	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	3/7/29	(16,225)	—	(16,225)
USD	244	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(17,943)	—	(17,943)
USD	236	Receives	3-month USD-LIBOR (pays quarterly)	2.70% (pays semi-annually)	3/11/29	(17,308)	—	(17,308)
USD	1,954	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	3/25/29	(130,947)	18,056	(112,891)
USD	3,012	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/29/29	(152,372)	—	(152,372)
USD	260	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	4/30/29	(12,376)	—	(12,376)
USD	1,750	Receives	3-month USD-LIBOR (pays quarterly)	2.10% (pays semi-annually)	6/7/29	(21,568)	—	(21,568)
USD	292	Pays	3-month USD-LIBOR (pays quarterly)	2.02% (pays semi-annually)	6/19/29	1,443	—	1,443
USD	279	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	(42,259)	—	(42,259)
USD	310	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	(46,074)	—	(46,074)
USD	39	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(7,566)	87	(7,479)
USD	40	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(7,778)	—	(7,778)
USD	30	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	(5,256)	—	(5,256)
USD	321	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(66,716)	(469)	(67,185)
USD	629	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(124,648)	—	(124,648)
USD	120	Receives	3-month USD-LIBOR (pays quarterly)	2.87% (pays semi-annually)	1/28/49	(17,971)	138	(17,833)
USD	1,280	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(194,142)	(664)	(194,806)
USD	135	Receives	3-month USD-LIBOR (pays quarterly)	2.67% (pays semi-annually)	4/11/49	(13,337)	—	(13,337)

Total						$(2,356,598)	$19,253	$(2,337,345)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Argentina	$3,117	5.00% (pays quarterly)(1)	6/20/24	9.62%	$(500,899)	$269,725	$(231,174)
Brazil	4,449	1.00% (pays quarterly)(1)	6/20/24	1.50	(101,848)	133,014	31,166
Mexico	2,500	1.00% (pays quarterly)(1)	6/20/24	1.10	(11,471)	31,723	20,252
Russia	2,800	1.00% (pays quarterly)(1)	6/20/24	1.14	(17,409)	39,358	21,949
Turkey	1,200	1.00% (pays quarterly)(1)	6/20/20	2.52	(17,314)	38,729	21,415

Total	$14,066				$(648,941)	$512,549	$(136,392)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,150	1.00% (pays quarterly)(1)	6/20/22	1.65%	$(20,966)	$61,447	$40,481

Total		$1,150				$(20,966)	$61,447	$40,481

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $15,216,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(20,966)
Credit	Credit default swaps (centrally cleared)	—	(648,941)

Total		$—	$(669,907)

Foreign Exchange	Forward foreign currency exchange contracts	$207,560	$(736,733)

Total		$207,560	$(736,733)

Interest Rate	Financial futures contracts	$520,000	$(2,566,744)
Interest Rate	Interest rate swaps (centrally cleared)	32,843	(2,389,441)

Total		$552,843	$(4,956,185)

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of June 30, 2019 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Government Agency Securities Pledged as Collateral
Bank of America	6/17/2019	7/18/2019	2.65%	$63,573,038	$63,633,874	$65,714,034
Bank of Montreal	6/17/2019	7/18/2019	2.65	38,945,645	38,982,914	40,805,147

Total				$102,518,683	$102,616,788	$106,519,181

At June 30, 2019, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2019. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2019.

Restricted Securities

At June 30, 2019, the Fund owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,397	$298
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	$555,000	$449,735

Total Restricted Securities			$1,925,397	$450,033

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$820,479,086	$3,303,479	$823,782,565
Corporate Bonds & Notes	—	795,930,184	—	795,930,184
Foreign Government Securities	—	77,103,020	—	77,103,020
Sovereign Loans	—	12,104,222	—	12,104,222
Mortgage Pass-Throughs	—	209,485,629	—	209,485,629
Collateralized Mortgage Obligations	—	419,145,255	—	419,145,255
Commercial Mortgage-Backed Securities	—	88,064,279	—	88,064,279
Asset-Backed Securities	—	77,235,781	—	77,235,781
Common Stocks	1,288,554	2,990,643	6,355,302	10,634,499
Convertible Preferred Stocks	—	—	449,735	449,735
Preferred Stocks	648,585	—	—	648,585
Closed-End Funds	22,395,302	—	—	22,395,302
Miscellaneous	—	37,280	0	37,280
Short-Term Investments -
U.S. Treasury Obligations	—	499,138	—	499,138
Other	—	28,540,042	—	28,540,042
Total Investments	$24,332,441	$2,531,614,559	$10,108,516	$2,566,055,516

Asset Description	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$—	$207,560	$—	$207,560
Futures Contracts	520,000	—	—	520,000
Swap Contracts	—	32,843	—	32,843
Total	$24,852,441	$2,531,854,962	$10,108,516	$2,566,815,919

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(736,733)	$—	$(736,733)
Futures Contracts	(2,566,744)	—	—	(2,566,744)
Swap Contracts	—	(3,059,348)	—	(3,059,348)
Total	$(2,566,744)	$(3,796,081)	$—	$(6,362,825)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.